BOSTON PARTNERS LARGE CAP VALUE FUND
                              (INSTITUTIONAL CLASS)
                                       OF
                               THE RBB FUND, INC.



     Boston Partners Large Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Institutional Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks and securities convertible into common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily $1 billion or greater and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.



     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of
Additional  Information,  dated  December  1,  1997,  has  been  filed  with the
Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (888) 261-4073. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


PROSPECTUS                                                     December 1, 1997
                                                       (as revised May 29, 1998)

INTRODUCTION
--------------------------------------------------------------------------------




     RBB is an open-end management company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-six separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Large Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.


FEE TABLE


     The following table illustrates annual operating expenses as a percentage of average daily net assets incurred by Institutional Shares of the Fund (after fee waivers and expense reimbursements) during the fiscal period ended August 31, 1997, restated to reflect the expenses that the Fund expects to incur during the current fiscal year with respect to its Institutional Shares. An example based on the summary is also shown.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET
ASSETS)


         Management Fees (after waivers)*.............................0.08%
         12b-1 Fees...................................................0.00%
         Other Expenses (after waivers and reimbursements)*...........0.92%
                                                                      -----
         Total Fund Operating Expenses (after waivers
                  and expense reimbursements)*........................1.00%
                                                                      =====


* In the absence of fee waivers and expense reimbursements, Management Fees would be 0.75%; Other Expenses would be 1.89%; and Total Fund Operating Expenses would be 2.64%. Management Fees are based on average daily net assets and are calculated daily and paid monthly.


EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                               ONE    THREE   FIVE    TEN
                                               YEAR   YEARS   YEARS   YEARS
                                               ----   -----   -----   -----
         Boston Partners Large Cap Value Fund  $10     $32     $55    $122


     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees and Other Expenses for the Fund. However, there can be no assurance that any future expense reimbursements and waivers of Management Fees or Other Expenses will not vary from the figures reflected in the Fee Table.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                              FINANCIAL HIGHLIGHTS

     The "Financial Highlights" presented below set forth certain investment results for shares of the Institutional Class of the Fund for the period indicated. Shares of the Institutional Class were first issued on January 2, 1997. The financial data included in this table should be read in conjunction with the financial statements and notes thereto and the unqualified report of the independent accountants thereon, which are incorporated by reference into the Statement of Additional Information. Further information about the performance of the Institutional Class of the Fund is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained from the Fund free of charge by calling the telephone number on page 1 of the prospectus.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
         (FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                               For the Period
                                              January 2, 1997*
                                             through August 31,
                                                    1997
                                             ------------------
PER SHARE OPERATING PERFORMANCE**                 $ 10.00
                                                   ------
NET ASSET VALUE, BEGINNING OF PERIOD

Net investment income (1)...........                 0.05
Net realized and unrealized gain on
investments(2)......................                 2.41
                                                    -----
Net increase in net assets resulting
from operations.....................                 2.46
                                                    -----

NET ASSET VALUE, END OF PERIOD......               $12.46
                                                    =====

Total investment return(3)..........                24.60%

RATIOS/SUPPLEMENTAL DATA                          $24,603
Net assets, end of period (000).....


Ratio of expenses to average net
  assets***(1)(4)...................                 1.00%
Ratio of net investment income to
  average net assets***(1)..........                 1.19%
PORTFOLIO TURNOVER RATE****.........                67.16%
Average commission rate per share(5)              $0.0397


----------------------

     *    Commencement of operations
     ** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
     ***  Annualized.
     **** Not annualized.
     (1)  Reflects waivers and reimbursements.
     (2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
     (3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.
     (4) Without the waiver of advisory, 12b-1, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1997 would have been 2.64% for the Institutional Class.
     (5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     The Fund's investment objective is to provide long-term growth of capital with current income as a secondary objective. The Fund seeks to achieve its objective by investing at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the Adviser as possessing value characteristics.

     The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

     The Fund may invest the remainder of its total assets in equity securities of issuers with lower capitalization; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. Government or government agencies.

     In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, convertible securities, repurchase and reverse repurchase agreements and dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940 (the "1940 Act") and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

     The Fund's investment objective and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

     The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")


         The Fund may not:

                  1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchases more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

     The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 100%. High Portfolio turnover (100% or more) will generally result in higher transaction costs to a Portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.


RISK FACTORS
--------------------------------------------------------------------------------

     As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing interests in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

     Investment methods described in this Prospectus are among those that the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER


     Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997, in excess of $12.5 billion. Boston Partners' general partner is Boston Partners, Inc., a company that acts as a general partner to investment advisers organized as limited partnerships.



     Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is entitled to receive under the Advisory Agreement a monthly advisory fee computed at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser is currently waiving advisory fees in excess of 0.08% of the Fund's average daily net assets.


PORTFOLIO MANAGEMENT

     The day-to-day portfolio management of the Fund is the responsibility of Mark E. Donovan and Wayne S. Sharp who are senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $4.3 billion of Large Capitalization Core Value institutional equity assets under management. Prior to joining the Adviser on April 16, 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst and has over fourteen years of investment experience. Ms. Sharp is Vice Chairperson of the Adviser's Equity Strategy Committee and has over twenty years of investment experience. Prior to joining the Adviser on April 16, 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Ms. Sharp is also a Chartered Financial Analyst.

ADMINISTRATOR

     PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC is entitled to receive a fee under an administration and accounting services agreement calculated at an annual rate of .125% of the Fund's average daily net assets with a minimum fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving one-half of its minimum annual fee.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809.


DISTRIBUTOR

     Provident Distributors, Inc. (the "Distributor" or "PDI"), with a principal business address at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

ADMINISTRATIVE SERVICES AGENT

     PDI also provides certain administrative services to the Institutional Class of the Fund that are not provided by PFPC. As compensation for such administrative services, the Fund pays PDI each month a fee for the previous month calculated at the annual rate of .15% of average daily net assets of the Institutional Class of the Fund.


EXPENSES


     The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Institutional Class of the Fund may pay a different share than the other classes of the Fund of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Institutional Class or if it receives different services.


     The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and of increasing its yield to investors.




HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL

     Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Large Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. Shareholders may not purchase shares of the Boston Partners Large Cap Value Fund with a check issued by a third party and endorsed over to the Fund. The name of the Fund, Boston Partners Large Cap Value Fund, must also appear on the check or Federal Reserve Draft. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundations or other related groups may be aggregated. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

     The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

     Shares may be purchased and subsequent investments may be made by principals and employees of the Adviser, and by their spouses and children, either directly or through their individual retirement accounts, and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitations.

     An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

                  A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

                  B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA  19103
                           ABA NUMBER:  0310-0005-3
                           CREDITING ACCOUNT NUMBER:  86-1108-2507
                           FROM:  (name of investor)
                           ACCOUNT NUMBER:  (Investor's account number with
                                                 the Fund)
                           FOR PURCHASE OF:  Boston Partners Large Cap Value
                                                 Fund
                           AMOUNT:  (amount to be invested)

                  C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed Application.

     For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.

HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Large Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899- 8852. There is no charge for a redemption.

     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "How to Redeem and Exchange Shares --Exchange Privilege."

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





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


     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

INVOLUNTARY REDEMPTION

     The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the rules of the SEC. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Institutional Shares of the Boston Partners Mid Cap Value Fund or the Boston Partners Bond Fund, subject to restrictions described under "Exchange Privilege Limitations" below. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund next determined after receipt of a request for an exchange by the Fund or its agents. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

     If the exchanging shareholder does not currently own Institutional Shares of the Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in the Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, the dollar value of Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

         The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.


     Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including purchases by exchange) that is deemed to be disruptive to efficient portfolio management.


TELEPHONE TRANSACTIONS

     In order to request an exchange or redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a fund's securities, cash and other assets, deducting the actual and accrued liabilities of the class and dividing by the result of outstanding shares of the class. The net asset value of each class are calculated independently of each other class. The net asset values are calculated as of 4:00 p.m. Eastern Time on each Business Day.

     Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and tractional Shares unless a shareholder elects otherwise.

     The Fund will declare and pay dividends from net investment income annually and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

     The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions. to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

     Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize gain or loss for federal income tax purposes.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------


     The Fund offers one other class of shares, Investor Shares, which is offered directly to individual investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Investor Shares separately from Institutional Shares. Because of different expenses paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor Shares. Information concerning this other class may be obtained by calling the Fund at (888) 261-4073.



DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 14.83 billion shares are currently classified into 91 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information.


     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS LARGE CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS LARGE CAP VALUE FUND.

     Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, the Fund will assist in shareholder communication in such matters.

     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when RBB's Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional
Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to The Fund's transfer agent, PFPC, at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-tree (888) 261-4073.

SHARE CERTIFICATES

     In  the  interest  of  economy  and  convenience,   physical   certificates
representing Shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

     For the period from commencement of operations (January 2, 1997) through August 31, 1997, the total return since inception (not annualized) for the Institutional Class of Shares of the Fund was as follows:


         Unannualized investment returns for the period ended
         August 31, 1997


                                                                    Since
                                                                INCEPTION
                                                                ---------
         Boston Partners Large Cap Value Fund
         (Institutional Shares)................................... 24.60%


     The total return assumes reinvestment of all dividends and capital gains and reflects expense reimbursements and investment advisory fee waivers in effect. Without these expense reimbursements waivers, the Fund's performance would have been lower. Of course, past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that Shares, when redeemed, may be worth more or less than the original cost. For more information on performance, see "Performance Information" in the Statement of Additional Information.


     The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended August 31, 1997. The Composite is comprised of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund, which commenced operations on January 2, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and reflects investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the accounts which comprise the Composite is not indicative of the future performance of the Fund. These accounts have lower investment advisory fees than the Fund, and the Composite performance figures would have been lower if subject to the higher fees and expenses incurred by the Fund. These private accounts are also not subject to the same investment limitations, diversification requirements and other restrictions, which are imposed upon mutual funds under the 1940 Act and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

Annualized investment returns for the period ended August 31, 1997

                                                       Since
                                        ONE YEAR      INCEPTION
                                        --------      ---------
      Composite Performance.............  46.9%          33.5%*
      S&P 500 Stock Index...............  40.7%          28.9%

*     The Adviser commenced managing these accounts on June 1, 1995.

         The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the NYSE.


FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE,
INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION
OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS
PROSPECTUS OR IN RBB'S STATEMENT OF ADDITIONAL                  PROSPECTUS
INFORMATION INCORPORATED HEREIN BY REFERENCE, IN
CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS         DECEMBER 1, 1997
AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE(as revised May 29, 1998) RELIED UPON AS HAVING BEEN AUTHORIZED BY RBB OR ITS
DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN
OFFERING BY RBB OR BY THE DISTRIBUTOR IN ANY
JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
MADE.
                ----------------------



                   TABLE OF CONTENTS                          BOSTON PARTNERS
                                                  PAGE           LARGE CAP
                                                  ----           VALUE FUND
INTRODUCTION.......................................  2    (INSTITUTIONAL SHARES)
FINANCIAL HIGHLIGHTS...............................  2
INVESTMENT OBJECTIVES AND POLICIES.................  4
INVESTMENT LIMITATIONS.............................  5
RISK FACTORS.......................................  5
MANAGEMENT.........................................  6
HOW TO PURCHASE SHARES.............................  7    bp
HOW TO REDEEM AND EXCHANGE SHARES..................  8    BOSTON PARTNERS
NET ASSET VALUE.................................... 10    ---------------
DIVIDENDS AND DISTRIBUTIONS........................ 11    ASSET MANAGEMENT, L.P.
TAXES    .......................................... 11    ----------------------
MULTI-CLASS STRUCTURE.............................. 12
DESCRIPTION OF SHARES.............................. 12
OTHER INFORMATION.................................. 13



INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia,  Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware


ADMINISTRATIVE SERVICES AGENT
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania


COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania


(LOGO)
(GRAPHIC OMITTED)

BOSTON PARTNERS LARGE CAP VALUE FUND      bp
         (INSTITUTIONAL CLASS)            BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                          --------------------------------------

ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account.  For an IRA application or help with this  Application,  please call 1-888-261-4073

----------------   (Please check the appropriate box(es) below.)
| 1            |   [Checkbox] Individual     [Checkbox] Joint Tenant      [Checkbox] Other
| Account      |
| Registration:|   -----------------------------------------------------------------------------------------------------------------
----------------   Name                                                          SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF JOINT OWNER                                                JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                   For joint accounts,the  account  registrants will be joint tenants with right of  survivorship and not tenants in common unless tenants in common or community property registrations are requested.
----------------
GIFT TO MINOR:     [Checkbox]  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
----------------
                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF MINOR (ONLY ONE PERMITTED)

                   -----------------------------------------------------------------------------------------------------------------
                   MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

----------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
----------------   -----------------------------------------------------------------------------------------------------------------
                   NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                                  NAME(S) OF TRUSTEE(S)

                   -----------------------------------------------------------------------------------------------------------------
                   TAXPAYER IDENTIFICATION NUMBER

----------------   -----------------------------------------------------------------------------------------------------------------
| 2            |   STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |   -----------------------------------------------------------------------------------------------------------------
----------------   CITY                                                                      STATE                   ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                   DAY PHONE NUMBER                                                                             EVENING PHONE NUMBER


----------------   Minimum  initial  investment  of $100,000         Amount of  investment $_______
| 3            |
| Investment   |   Make the check  payable to Boston  Partners Large Cap Value Fund.
| Information: |
----------------   Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.


----------------
DISTRIBUTION       NOTE:  Dividends and capital gains may be reinvested or paid by check.  If not options are selected below, both
OPTIONS:           dividends and capital gains will be reinvested in additional Fund shares.
----------------
                   DIVIDENDS  [Checkbox] Pay by check   [Checkbox] Reinvest  [Checkbox] CAPITAL GAINS   [Checkbox] Pay by check
                              [Checkbox] Reinvest


----------------   To use this option, you must initial the appropriate line below.
| 4            |   I authorize the Transfer Agent to accept instructions from any persons to redeem or exchange shares
| Telephone    |   in my account(s) by telephone in accordance with the procedures and conditions set forth in the
| Redemption:  |   Fund's current prospectus.
----------------
                   ----------------------------------    -------------------------------Redeem shares, and send the proceeds to
                              individual initial                 joint initial          the address of record.

                   ----------------------------------    -------------------------------Exchange shares for shares of The Boston
                              individual initial                 joint initial          Partners Mid Cap Value Fund or Boston
                                                                                        Partners Bond Fund.




----------------   The Account Investment Plan, which is available to shareholders of the Fund, makes possible regularly
| 5            |   scheduled purchases of Fund shares to allow dollar-cost averaging. The Fund's Transfer Agent can
| Automatic    |   arrange for an amount of money selected by you to be deducted from your checking account and used to
| Investment   |   purchase shares of the Fund.
| Plan:        |
----------------
                   Please debit $________ from my checking account (named below on or about the 20th of the month.
                   Please attach an unsigned, voided check.
                              Monthly [Checkbox]    Every Alternate Month [Checkbox]     Quarterly [Checkbox]    Other [Checkbox]



----------------   -----------------------------------------------------------------------------------------------------------------
BANK OF RECORD:            BANK NAME                                                          STREET ADDRESS OR P.O. BOX
----------------
                   -----------------------------------------------------------------------------------------------------------------
                           CITY                                        STATE                                    ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                           BANK ABA NUMBER                                                           BANK ACCOUNT NUMBER


----------------   The undersigned warrants that I (we) have fully authority and, if a natural person, I (we) am (are) of legal age
| 6            |   to purchase shares pursuant to this Account Application, and I (we) have received a current prospectus for the
|              |   Fund in which I (we) am (are) investing.
| Signatures   |   Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following
----------------   certification:

                   Under penalties of perjury, I certify that:


                   (1) The number shown on this form is my correct taxpayer identification number (or I am waiting for a number to be issued to me), and
                   (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service that I am subject to 31% backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.


                   NOTE: YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY SUBJECT TO
                   BACKUP WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL
                   REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION
                   REQUIRED TO AUDIT BACKUP WITHHOLDING.


                   -----------------------------------------------------------------------------------------------------------------
                           SIGNATURE OF APPLICANT                                                           DATE

                   -----------------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                 TITLE (IF APPLICABLE)

                   -----------------------------------------------------------------------------------------------------------------
                           SIGNATURE OF JOINT OWNER                                                         DATE


                   -----------------------------------------------------------------------------------------------------------------
                           PRINT NAME                                                                 TITLE (IF APPLICABLE)


                   (If you are signing for a corporation, you must indicate corporate office or title. If you wish additional signatories on the account, please include a corporate resolution. If signing as a fiduciary, you must indicate capacity.)

                   For information on additional options, such as IRA Applications, rollover requests for qualified retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                   MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS LARGE CAP VALUE FUND
                                                                        C/O PFPC INC.
                                                                        P.O. BOX 8852
                                                                        WILMINGTON, DE  19899-8852


                      BOSTON PARTNERS LARGE CAP VALUE FUND
                                (INVESTOR CLASS)
                                       OF
                               THE RBB FUND, INC.

         Boston Partners Large Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Investor Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks and securities convertible into common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily $1 billion or greater and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.


     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of
Additional  Information,  dated  December  1,  1997,  has  been  filed  with the
Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (888) 261-4073. The Prospectus and the Statement of Additional Information are available for reference, along with other related material, on the SEC Internet Web Site (http://www.sec.gov).


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS                                                  DECEMBER 1, 1997

                                                    (as revised May 29, 1998)

INTRODUCTION
--------------------------------------------------------------------------------


     RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-six separate investment portfolios. The Shares offered by this Prospectus represent interests in the Boston Partners Large Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.


FEE TABLE


     The following table illustrates annual operating expenses as a percentage of average daily net assets incurred by Investor Shares of the Fund (after fee waivers and expense reimbursements) for the fiscal period ended August 31, 1997, restated to reflect the expenses that the Fund expects to incur during the current fiscal year with respect to its Investors Shares. An example based on the summary is also shown.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)



         Management Fees (after waivers)*....................0.08%
         12b-1 Fees..........................................0.25%
         Other Expenses (after waivers and reimbursements)*..0.92%
                                                             -----
        Total Fund Operating Expenses
          (after waivers and expense reimbursements)*........1.25%
                                                             =====

     * In the absence of expense reimbursements and fee waivers, Management Fees would be 0.75%, Other Expenses would be 2.05%, and Total Fund Operating Expenses would be 3.05%. Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.



EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:



                                  ONE        THREE         FIVE           TEN
                                 YEAR        YEARS         YEARS         YEARS
                                 ----        -----         -----         -----
         Boston Partners Large
          Cap Value Fund..........$13         $40           $69          $151

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees and Other Expenses for the Fund. However, the Adviser and the other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees or Other Expenses will not vary from the figures reflected in the Fee Table.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The "Financial Highlights" presented below set forth certain investment results for shares of the Investor Class of the Fund for the period indicated. The Investor Class commenced operations on January 16, 1997. The financial data included in this table should be read in conjunction with the financial statements and notes thereto and the unqualified report of the independent accountants thereon, which are incorporated by reference into the Statement of Additional Information. Further information about the performance of the Investor Class of the Fund is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained from the Fund free of charge by calling the telephone number on page 1 of the prospectus.

                      BOSTON PARTNERS LARGE CAP VALUE FUND
           (FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                             FOR THE PERIOD
                                                            JANUARY 16, 1997*
                                                                 THROUGH
                                                             AUGUST 31, 1997
                                                             ---------------


PER SHARE OPERATING PERFORMANCE**
NET ASSET VALUE, BEGINNING OF PERIOD........................     $10.20
                                                                 ------

Net investment income(1)....................................       0.02
Net realized and unrealized gain on investments(2)..........       2.23
                                                                  -----

Net increase in net assets resulting from operations........       2.25
                                                                  -----

NET ASSET VALUE, END OF PERIOD..............................     $12.45
                                                                  =====

Total investment return(3)..................................      22.06%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)...................       $683
Ratio of expenses to average net assets***(1)(4)............       1.11%
Ratio of net investment income to average net assets***(1)..        .91%
PORTFOLIO TURNOVER RATE****.................................      67.16%
Average commission rate per share(5)........................    $0.0397

----------------------
      *   Commencement of operations.
     ** Calculated based on shares outstanding on the first and last day of the period, except dividends and distributions, it any, which are based on actual shares outstanding on the dates of distributions.
    ***   Annualized.
   ****   Not annualized.
    (1)   Reflects waivers and reimbursements.
    (2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
    (3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.
    (4) Without the waiver of advisory, 12b-1, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1997 would have been 3.05% for the Investor Class.
    (5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.

INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     The Fund's investment objective is to provide long-term growth of capital with current income as a secondary objective. The Fund seeks to achieve its objectives by investing under normal market conditions at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities, such as common stocks and securities convertible into common stocks, of issuers with a market capitalization of $1 billion or greater and identified by the Adviser as equity securities possessing value characteristics.

     The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

     The Fund may invest the remainder of its total assets in equity securities of issuers with lower capitalizations; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. Government or government agencies.

     In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, convertible securities, repurchase agreements, reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act") and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

     The Fund's investment objectives and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

     The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Fund may not:

                  1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  2. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate outstanding borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER

         The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 100%. High Portfolio turnover (100% or more) will generally result in higher transaction costs to a portfolio and may result in the realization of short-term capital gains that are taxable to shareholders as ordinary income.


RISK FACTORS
--------------------------------------------------------------------------------

         As with other mutual funds, there can be no assurance that the Fund will achieve its objectives. The net asset value per share of Shares representing interests in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Polices."

         Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

     Boston Partners Asset Management, L.P. located at One Financial Center, 43rd Floor Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997, in excess of $12.5 billion. Boston Partners' general partner is Boston Partners, Inc., a company that acts as a general partner to investment advisers organized as limited partnerships.


     Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is entitled to receive under the Advisory Agreement a monthly advisory fee computed at an annual rate of 0.75% of the Fund's average daily net assets. The Adviser is currently waiving advisory fees in excess of 0.80% of the Fund's average daily net assets.


PORTFOLIO MANAGEMENT

     The day-to-day portfolio management of the Fund is the responsibility of Mark E. Donovan and Wayne S. Sharp who are senior portfolio managers of the Adviser. Mr. Donovan is Chairperson of the Adviser's Equity Strategy Committee which oversees the investment activities of the Adviser's $4.3 billion of Large Capitalization Core Value institutional equity assets under management. Prior to joining the Adviser on April 16, 1995, Mr. Donovan was a Senior Vice President and Vice Chairman of The Boston Company Asset Management, Inc.'s Equity Policy Committee. Mr. Donovan is a Chartered Financial Analyst and has over fourteen years of investment experience. Ms. Sharp is Vice Chairperson of the Adviser's Equity Strategy Committee and has over twenty years of investment experience. Prior to joining the Adviser on April 16, 1995, Ms. Sharp was a Senior Vice President and member of the Equity Policy Committee of The Boston Company Asset Management, Inc. Ms. Sharp is also a Chartered Financial Analyst.

ADMINISTRATOR

     PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC is entitled to receive a fee under an administration and accounting services agreement calculated at an annual rate of .125% of the Fund's average daily net assets with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC is currently waiving one-half of its minimum annual fee.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR


     Provident Distributors, Inc. (the "Distributor"), with a principal business address at Four Falls Corporate Center, 6th Floor, West Conshohocken,
Pennsylvania 19428, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.


EXPENSES

     The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Investor Class of the Fund pays its own distribution fees, and may pay a different share than the other classes of the Fund of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Investor Class or if it receives different services.

     The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor in the Distribution Agreement. The Distributor may, in its discretion, from time to time waive voluntarily all or any Portion of its distribution fee.

     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or  maintenance of the accounts of Shareholders,  and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Plan. The Distributor may delegate some or all of these functions to Service Agents. See "How to Purchase Shares--Purchases Through Intermediaries."

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Plan. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor, and payments may exceed distribution expenses actually incurred.

PURCHASES THROUGH INTERMEDIARIES.

     Shares of the Fund may be available through certain brokerage firms, financial institutions and programs sponsored by other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges or fees would not be imposed if Shares are purchased directly from the Fund. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing his accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Fund's pricing
                                      -7-
on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by the Fund in good order will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee.

     For administration, subaccounting, transfer agency and/or other services, the Adviser or the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations with whom they have entered into agreements a fee of up to .35% (the "Service Fee') of the average annual value of accounts with the Fund maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization or recordkeeper is determined based upon a number of factors, including the nature and quality of the services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

     The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares consisting of securities dealers who have sold Shares, or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.



HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL

     Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Large Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Large Cap Value Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Large Cap Value Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $100. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

     The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after the close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

     Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or her broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers, but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:


                  A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

                  B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC
     Bank:

                                    PNC Bank, N.A.
                                    Philadelphia, PA 19103
                                    ABA NUMBER:  0310-0005-3
                                    CREDITING ACCOUNT NUMBER:  86-1108-2507
                                    FROM:  (name of investor)
                                    ACCOUNT NUMBER: (Investor's account number with the Fund)
                                    FOR PURCHASE OF:  Boston Partners Large Cap
                                    Value Fund
                                    AMOUNT:  (amount to be invested)

                  C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process redemptions until it receives a fully completed and signed application.

     For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the Automatic Investment Plan should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.

RETIREMENT PLANS

     Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as Custodian. For further information as to applications and annual fees, contact PFPC at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.

HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Large Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.

     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. It the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or it the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "How to Redeem and Exchange Shares -- Exchange Privilege."

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

SYSTEMATIC WITHDRAWAL PLAN

     If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to PFPC at P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance, the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

INVOLUNTARY REDEMPTION

     The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

                     (THIS PAGE INTENTIONALLY LEFT BLANK)
elected to be governed by Rule 18f-1 under the 1940 Act so that it is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

     The exchange privilege will be available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Investor Shares of the Boston Partners Mid Cap Value Fund or the Boston Partners Bond Fund, subject to the restrictions described under "Exchange Privilege Limitations" below. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund next determined after receipt of a request for an exchange by the Fund or its agents. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A Shareholder wishing to make an exchange may do so by sending a written request to PFPC.

     If the exchanging shareholder does not currently own Investor Shares of the Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in the Boston Partners Mid Cap Value Fund or Boston Partners Bond Fund, the dollar value of Investor Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

     The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.


     Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including purchases by exchange) that is deemed to be disruptive to efficient portfolio management.


TELEPHONE TRANSACTIONS

     In order to request an exchange or redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone exchange feature to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following
RBB's  telephone  transaction   procedures  described  below  or  for  following
instructions communicated by telephone that they reasonably believe to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.

NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a Fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset values of each class are calculated independently from each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

     Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional shares unless a shareholder elects otherwise.

     The Fund will declare and pay dividends from net investment income annually, and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.

TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

     The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), it any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his shares, whether such gain was reflected in the price paid for the shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares immediately prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

     Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize gain or loss for federal income tax purposes.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.

MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------


     The Fund offers one other class of shares, Institutional Shares, which is offered directly to institutional investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Institutional Shares separately from Investor Shares. Because of different expenses paid by the Investor Shares, the total return on such shares can be expected. at any time, to be different than the total return on Institutional Shares. Information concerning these other classes may be obtained by calling the Fund at (888) 261-4073.

DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 14.83 billion shares are currently classified into 91 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information.


     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS LARGE CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON PARTNERS LARGE CAP VALUE FUND.

     Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in that portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when RBB's Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional
Information under "Additional Information Concerning Fund Shares" for examples of when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of November 15, 1997 to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to the Fund's transfer agent, PFPC, at Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

     In  the  interest  of  economy  and  convenience,   physical   certificates
representing shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

     For the period from commencement of operations (January 16, 1997) through August 31, 1997, the total return since inception (not annualized) for the Investor Class of Shares of the Fund was as follows:

       Unannualized investment returns for the period ended August 31, 1997

                                                      Since
                                                    INCEPTION
                                                    ---------
         Boston Partners Large Cap Value Fund
            (Investor Shares)........................ 22.06%

     The total return assumes the reinvestment of all dividends and capital gains and reflects expense reimbursements and investment advisory fee and 12b-1 fee waivers in effect. Without these expense reimbursements and waivers, the Fund's performance would have been lower. Of course, past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that Shares, when redeemed, may be worth more or less than the original cost. For more information on performance, see "Performance Information" in the Statement of Additional Information.

     The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended August 31, 1997. The Composite is comprised of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund, which commenced operations on January 16, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and reflects the payment of investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the funds and accounts which comprise the Composite is not indicative of or a substitute for the future performance of the Fund. These accounts have lower investment advisory fees than the Fund, and the Composite performance figures would have been lower if subject to the higher fees and expenses incurred by the Fund. These private accounts are also not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the 1940 Act and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

       Annualized investment returns for the period ended August 31, 1997

                                                                      Since
                                                      ONE YEAR      INCEPTION
                                                      --------      ---------
         Composite Performance.......................     46.9%         33.5%*
         S&P 500 Stock Index.........................     40.7%         28.9%

* The Adviser commenced managing these accounts on June 1, 1995.

     The S&P 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the NYSE.

FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company Service, or with the performance of the Standard & Poor's 500 Stock Index or the Dow Jones Industrial Average. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE,
INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NO PERSON HAS BEEN  AUTHORIZED TO GIVE ANY  INFORMATION
OR  MAKE  ANY  REPRESENTATIONS  NOT  CONTAINED  IN THIS
PROSPECTUS   OR  IN  RBB'S   STATEMENT  OF   ADDITIONAL
INFORMATION   INCORPORATED  HEREIN  BY  REFERENCE,   IN        PROSPECTUS
CONNECTION  WITH THE OFFERING  MADE BY THIS  PROSPECTUS
AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE     DECEMBER 1, 1997
RELIED  UPON AS HAVING  BEEN  AUTHORIZED  BY RBB OR ITS       (as revised
DISTRIBUTOR.  THIS  PROSPECTUS  DOES NOT  CONSTITUTE AN       May 29, 1998)
OFFERING   BY  RBB  OR  BY  THE   DISTRIBUTOR   IN  ANY
JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE
MADE.
            ----------------------




               TABLE OF CONTENTS
                                                             BOSTON PARTNERS
                                                   PAGE         LARGE CAP
                                                   ----        VALUE FUND
INTRODUCTION........................................  2     (INVESTOR SHARES)
FINANCIAL HIGHLIGHTS................................  2
INVESTMENT OBJECTIVES AND POLICIES..................  4
INVESTMENT LIMITATIONS..............................  5
RISK FACTORS........................................  5
MANAGEMENT..........................................  6
DISTRIBUTION OF SHARES..............................  7        bp
HOW TO PURCHASE SHARES..............................  8      BOSTON PARTNERS
HOW TO REDEEM AND EXCHANGE SHARES...................  9      ---------------
NET ASSET VALUE..................................... 12   ASSET MANAGEMENT, L.P.
DIVIDENDS AND DISTRIBUTIONS......................... 12   ----------------------
TAXES    ........................................... 13
MULTI-CLASS STRUCTURE............................... 13
DESCRIPTION OF SHARES............................... 14
OTHER INFORMATION................................... 14



INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia,  Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania

(LOGO)
(GRAPHIC OMITTED)

BOSTON PARTNERS LARGE CAP VALUE FUND      bp
     (INVESTOR CLASS)                     BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                          --------------------------------------



ACCOUNT APPLICATION
PLEASE NOTE: Do not use this form to open a retirement plan account.  For an IRA application or help with this  Application,  please call 1-888-261-4073.


----------------   (Please check the appropriate box(es) below.)
| 1            |   [Checkbox] Individual     [Checkbox]| Joint Tenant      [Checkbox] Other
| Account      |
| Registration:|   -----------------------------------------------------------------------------------------------------------------
----------------   Name                                                          SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF JOINT OWNER                                                JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                   For joint accounts,the  account  registrants will be joint tenants  with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.
----------------
GIFT TO MINOR:     [Checkbox]  UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
----------------
                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                   -----------------------------------------------------------------------------------------------------------------
                   NAME OF MINOR (ONLY ONE PERMITTED)

                   -----------------------------------------------------------------------------------------------------------------
                   MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

----------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
----------------   -----------------------------------------------------------------------------------------------------------------
                   NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                                  NAME(S) OF TRUSTEE(S)

                   -----------------------------------------------------------------------------------------------------------------
                   TAXPAYER IDENTIFICATION NUMBER

----------------   -----------------------------------------------------------------------------------------------------------------
| 2            |   STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |   -----------------------------------------------------------------------------------------------------------------
----------------   CITY                                                                      STATE                   ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                   DAY PHONE NUMBER                                                                             EVENING PHONE NUMBER


----------------   Minimum  initial  investment  of $2,500         Amount of  investment $_______
| 3            |
| Investment   |   Make the check  payable to Boston  Partners Large Cap Value Fund.
| Information: |
----------------   Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

----------------
DISTRIBUTION       NOTE:  Dividends and capital gains may be reinvested or paid by check.  If not options are selected  below,  both
OPTIONS:           dividends and capital gains will be reinvested in additional Fund shares.
----------------
                   DIVIDENDS [Checkbox] Pay by check   [Checkbox] Reinvest      [Checkbox]  CAPITAL GAINS   [Checkbox]  Pay by check
                             [Checkbox] Reinvest

----------------
SYSTEMATIC         To select this portion please fill out the information below:
WITHDRAWAL
PLAN:              Amount ______________________________________________________             Startup Month _________________________
----------------

                   Frequency Options: Annually [Checkbox]          Monthly [Checkbox]          Quarterly [Checkbox]



                   -A minimum account value of $10,000 in a single account is required to establish a Systematic Withdrawal Plan
                   -Payments will be made on or near the 25th of the month
                   Please  check one of the following options:  ________ Please mail checks to Address of Record (Named in
                                                                                     Section 2)
                                                                ________ Please electronically credit my Bank of Record
                                                                                     (Named in Section 5)




                   Please  check one of the following options:  ________ Please mail checks to Address of Record (Named in
                                                                                     Section 2)
                                                                ________ Please electronically credit my Bank of Record
                                                                                     (Named in Section 5)



----------------   To use this option, you must initial the appropriate line below.
| 4            |   I authorize the Transfer Agent to accept  instructions  from any  persons  to redeem  or  exchange  shares in  my
|  Telephone   |   account(s)  by  telephone  in accordance  with the  procedures  and conditions set forth  in  the Fund's  current
| Exchange and |   prospectus.
| Redemption:  |
----------------
                   -------------------------------  ----------------------------- Redeem shares, and send the proceeds to
                         Individual initial                  joint initial        the address of record.

                                                                                  Exchange shares for shares of the Boston
                   -------------------------------  ----------------------------- Partners Mid Cap Value Fund or Boston
                         Individual initial                  joint initial        Partners Bond Fund.



----------------   The Automatic Investment Plan, which is available to shareholders of the Fund,  makes possible  regularly
| 5            |   scheduled purchases of Fund shares to allow  dollar-cost  averaging. The Fund's  Transfer  Agent can arrange for
| Automatic    |   an  amount of money  selected by you to be deducted from your checking account and used to purchase shares of
| Investment   |   the Fund.
| Plan:        |   Please debit $________ from my checking account (named below) on or about the 20th of the month.
----------------   Please attach an unsigned, voided check.


                   [Checkbox]  Monthly    [Checkbox] Every Alternate Month     [Checkbox]  Quarterly    [Checkbox]  Other

----------------   -----------------------------------------------------------------------------------------------------------------
BANK OF RECORD:    BANK NAME                                                                          STREET ADDRESS OR P.O. BOX
----------------
                   -----------------------------------------------------------------------------------------------------------------
                   CITY                                             STATE                                               ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                   BANK ABA NUMBER                                                                           BANK ACCOUNT NUMBER


----------------   The undersigned  warrants that I (we) have full authority and, if a  natural person, I (we) am (are) of legal age
| 6            |   to  purchase  shares pursuant  to this  Account  Application,  and I (we)  have  received  a  current  prospectus
|              |   for the Fund in which I (we) am (are) investing.
| Signatures:  |   Under the Interest and Dividend Tax Compliance Act of 1983, the Fund is required to have the following
----------------   certification:
                   Under penalties of perjury, I certify that:
                   (1) The number shown on this form is my correct taxpayer  identification  number (or I am waiting for a number to be issued to me), and
                   (2) I am not subject to backup  withholding  because (a) I am exempt from backup  withholding,  or (b) I have not been  notified by the  Internal  Revenue  Service  that I am subject to 31% backup  withholding  as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.


                   NOTE:  YOU MUST CROSS OUT ITEM (2) IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE CURRENTLY  SUBJECT TO BACKUP
                   WITHHOLDING BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL REVENUE
                   SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISION OF THIS DOCUMENT OTHER THAN THE CERTIFICATION  REQUIRED TO
                   AUDIT BACKUP WITHHOLDING.

                   -----------------------------------------------------------------------------------------------------------------
                   SIGNATURE OF APPLICANT                                                                              DATE

                   -----------------------------------------------------------------------------------------------------------------
                   PRINT NAME                                                                                  TITLE (IF APPLICABLE)

                   -----------------------------------------------------------------------------------------------------------------
                   SIGNATURE OF JOINT OWNER                                                                            DATE

                   -----------------------------------------------------------------------------------------------------------------
                   PRINT NAME                                                                                  TITLE (IF APPLICABLE)

                   (If you are signing for a  corporation,  you must  indicate  corporate  office or title.  If you wish  additional signatories on the account, please include a corporate resolution.  If signing as a fiduciary,  you must indicate capacity.)

                   For information on additional  options,  such as IRA  Applications,  rollover  requests for qualified  retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                   MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:        THE BOSTON PARTNERS LARGE CAP VALUE FUND
                                                                           C/O PFPC INC.
                                                                           P.O. BOX 8852
                                                                           WILMINGTON, DE  19899-8852


                       BOSTON PARTNERS MID CAP VALUE FUND
                             (INSTITUTIONAL SHARES)
                                       OF
                               THE RBB FUND, INC.

     Boston Partners Mid Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Institutional Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily between $200 million and $4 billion, and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.


     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of
Additional  Information,  dated  December  1,  1997,  has  been  filed  with the
Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (888) 261-4073. The Prospectus and the Statement of Additional Information are available for reference, along with other related materials, on the SEC Internet Web Site (http://www.sec.gov).


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


PROSPECTUS                                                    DECEMBER 1, 1997
                                                      (as revised May 29, 1998)

EXPENSE TABLE


     The following table illustrates annual operating expenses as a percentage of average daily net assets incurred by Institutional Shares of the Fund (after fee waivers and expense reimbursements) during the period ended August 31, 1997, restated to reflect the expenses that the Fund expects to incur during the current fiscal year with respect to its Institutional Shares. An example based on the summary is also shown.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


         Management Fees (after waivers)*.........................0.01%
         12b-1 Fees ..............................................0.00%
         Other Expenses (after waivers and
                  expense reimbursements)*........................0.99%
         Total Fund Operating Expenses (after waivers and
                  expense reimbursements)*........................1.00%
                                                                  =====
      * In the absence of fee waivers and expense reimbursements, Management Fees would be 0.80%; Other Expenses would be 11.47%; and Total Fund Operating Expenses would be 12.27%. Management Fees are based on average daily net assets and are calculated daily and paid monthly.



EXAMPLE

         An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                       ONE        THREE       FIVE        TEN
                                       YEAR       YEARS       YEARS       YEARS
                                       ----       -----       -----       -----
Boston Partners Mid Cap Value Fund     $10         $32         $55        $122

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees and Other Expenses for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser and the Fund's other service providers are under no obligation with respect to such expense reimbursements and waivers and there can be no assurance that any future expense reimbursements and waivers of Management Fees or Other Expenses will not vary from the figures reflected in the Fee Table.


     The Example in the Fee Table assumes that all dividends and distributions are reinvested and that the amounts listed under "Annual Fund Operating Expenses" remain the same in the years shown. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The "Financial Highlights" presented below set forth certain investment results for shares of the Institutional Class of the Fund for the period indicated. Shares of the Institutional Class were first issued on June 2, 1997. The financial data included in this table should be read in conjunction with the financial statements and notes thereto and the unqualified report of the independent accountants thereon, which are incorporated by reference into the Statement of Additional Information. Further information about the performance of the Institutional Class of the Fund is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained from the Fund free of charge by calling the telephone number on page 1 of the prospectus.

                       BOSTON PARTNERS MID CAP VALUE FUND
         (FOR AN INSTITUTIONAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                 For the Period
                                                                  June 2, 1997*
                                                                     through
                                                                 AUGUST 31, 1997
                                                                 ---------------



PER SHARE OPERATING PERFORMANCE**
NET ASSET VALUE, BEGINNING OF PERIOD.....................           $ 10.00
                                                                     ------

Net investment income (1)................................              0.01
Net realized and unrealized gain on
investments(2)...........................................              1.00
                                                                      -----

Net increase in net assets resulting
from operations..........................................              1.01

NET ASSET VALUE, END OF PERIOD...........................           $ 11.01
                                                                    =======

Total investment return(3)...............................             10.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)..........................             $3,750


Ratio of expenses to average net
  assets***(1)(4)........................................              1.00%
Ratio of net investment income to
  average net assets***(1)...............................              1.08%
PORTFOLIO TURNOVER RATE****..............................             21.80%
Average commission rate per share(5).....................             $0.0348


-----------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
***  Annualized.
**** Not annualized.
(1)  Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.


(4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1997 would have been 12.27% for the Institutional Class.

(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.

INTRODUCTION
--------------------------------------------------------------------------------


     RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-six separate investment portfolios. The Shares offered by this Prospectus represents an interest in the Boston Partners Mid Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.


INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     The Fund's investment objective is to provide long-term growth of capital with current income as a secondary objective. The Fund seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities such as common stocks of issuers with a market capitalization of between $200 million and $4 billion and identified by the Adviser as equity securities that possess value characteristics.

     The Adviser examines various factors in determining the value characteristics of such issuers, including, but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earning power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.

     The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

     The Fund may invest the remainder of its total assets in equity securities of issuers with lower or higher capitalizations; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. government or government agencies.

     In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, repurchase agreements, reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act"), and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser would determine when market conditions warrant temporary defensive measures.

     The Fund's investment objectives and the policies described above may be changed by RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

     The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")

         The Fund may not:

     1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

     2. Purchase any securities which would cause, at the time of purchase, 25% or more of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

     3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER


     The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 150%. Such a relatively high portfolio turnover will be accompanied by relatively high transactional (i.e., brokerage) costs. It may also result in increased capital gains realized by the Fund and distributed to shareholders.



RISK FACTORS
--------------------------------------------------------------------------------

     As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing an interest in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Policies."

         Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

     Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997, in excess of $12.5 billion. Boston Partners' general partner is Boston Partners, Inc., a company that acts as a general partner to investment advisers organized as limited partnerships.

     Subject to the supervision and direction of the Trust's Board of Trustees, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid a monthly advisory fee computed at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has notified RBB, however, that it intends to waive advisory fees in excess of .70% during the current fiscal year.

PORTFOLIO MANAGEMENT

     The day-to-day portfolio management of the Fund is the responsibility of Wayne J. Archambo who is senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Mr. Archambo oversees the investment activities of the Advisers' $300 million of mid-capitalization value and $900 million of small cap value institutional equity assets under management. Prior to joining the Adviser in April 1995, Mr. Archambo was employed by The Boston Company Asset Management from 1989 through April 1995 where he was a senior portfolio manager and a member of the firm's Equity Policy Committee. Mr. Archambo has over 15 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

     PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets, with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC has notified the Fund that it intends to waive one-half of its minimum annual fee during the current fiscal year.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809.

DISTRIBUTOR


     Provident Distributors, Inc. (the "Distributor" or "PDI), with a principal business address at Four Falls Corporate Center, 6th Floor, West Conshohocken, Pennsylvania 19428, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

ADMINISTRATIVE SERVICES AGENT


     PDI also provides certain administrative services to the Institutional Class of the Fund that are not provided by PFPC. As compensation for such administrative services, the Fund pays PDI each month a fee for the previous month calculated at the annual rate of .15% of average daily net assets of the Institutional Class of the Fund.


EXPENSES

     The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Institutional Class of the Fund may pay a different share than the Investor Class of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Institutional Class or if it receives different services.


     The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expenses of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.




HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL

     Shares representing an interest in the Fund are offered continuously for sale by the Distributor. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Mid Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Mid Cap Value Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Mid Cap Value Fund with a check issued by a third party and endorsed over to the Fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $100,000 and subsequent investments must be at least $5,000. For purposes of meeting the minimum initial purchase, clients which are part of endowments, foundation or other related groups may be aggregated. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

     The price paid for Shares purchased is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents. Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after its close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

     Shares may be purchased and subsequent investments may be made by principals and employees of the Adviser, and by their spouses and children, either directly or through their individual retirement accounts, and by any pension and profit-sharing plan of the Adviser, without being subject to the minimum investment limitations.

     An investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. An investor's bank or broker may impose a charge for this service. The Fund does not currently impose a service charge for effecting wire transfers but reserves the right to do so in the future. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

     A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

     B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA 19103
                           ABA NUMBER: 0310-0005-3
                           CREDITING ACCOUNT NUMBER: 86-1108-2507
                           FROM: (name of investor)
                           ACCOUNT NUMBER: (Investor's account number
                               with the Fund)
                           FOR PURCHASE OF: (name of the Fund)
                           AMOUNT: (amount to be invested)

     C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

     For subsequent investments, an investor should follow steps A and B above.

AUTOMATIC INVESTING

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the automatic investing program should call the Fund's transfer agent, PFPC, at (888) 261-4073 to obtain the appropriate forms.


HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Mid Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.

     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

                   (THIS PAGE INTENTIONALLY LEFT BLANK)

                   (THIS PAGE INTENTIONALLY LEFT BLANK)

INVOLUNTARY REDEMPTION

     The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as provided by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that a portfolio is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE


     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Institutional Shares of the Boston Partners Large Cap Value Fund or Boston Partners Bond Fund, subject to restrictions described under "Exchange Privilege Limitations" below. Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund or Boston Partners Bond Fund next determined after PFPC's receipt of a request for an exchange. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.


     If the exchanging shareholder does not currently own Institutional Shares of the Boston Partners Large Cap Value Fund or Boston Partners Bond Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in the Boston Partners Large Cap Value Fund or Boston Partners Bond Fund, the dollar value of Institutional Shares acquired must equal or exceed that Fund's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

     The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.

     Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from the Boston Partners Large Cap Value Fund and Boston Partners Bond Fund) that is deemed to be disruptive to efficient portfolio management.


TELEPHONE TRANSACTIONS

     In order to request a telephone exchange or redemption, a shareholder must have completed and returned an account application containing a telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request the exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset value of each class are calculated independently of each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time on each Business Day.

     Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.

DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The Fund will declare and pay dividends from net investment income annually and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

     The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.

     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

     Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. Federal income tax treatment.

MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------


     The Fund offers one other class of shares, Investor Shares, which are offered directly to individual investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of the Investor Shares separately from Institutional Shares. Because of different expenses paid by the Institutional Shares, the total return on such shares can be expected, at any time, to be different than the total return on Investor Shares. Information concerning these other classes may be obtained by calling the Fund at (888) 261-4073.



DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 14.83 billion shares are currently classified into 91 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information."


     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO BOSTON PARTNERS MID CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVE AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO BOSTON PARTNERS MID CAP VALUE FUND.

     Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in the Fund. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when the Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional
Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.

     As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.

OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

     In  the  interest  of  economy  and  convenience,   physical   certificates
representing Shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

     For the period from commencement of operations (June 2, 1997) through August 31, 1997, the total return (not annualized) for the Institutional Class of Shares of the Fund was as follows:

         Unannualized investment returns for the period ended
         August 31, 1997

                                                                Since
                                                              INCEPTION
                                                              ---------
         Boston Partners Mid Cap Value Fund
         (Institutional Shares)...............................  10.10%


     The total return assumes the reinvestment of all dividends and capital gains and reflects expense reimbursements and investment advisory fee waivers in effect. Without these expense reimbursements and waivers, the Fund's performance would have been lower. Of course, past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that Shares, when redeemed, may be worth more or less than the original cost. For more information on performance, see "Performance Information" in the Statement of Additional Information.

     The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended August 31, 1997. The Composite is comprised of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund, which commenced operations on June 2, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and includes payment of investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the accounts which comprise the Composite is not indicative of the future performance of the Fund. These accounts have lower investment advisory fees than the Fund and the Composite performance figures would have been lower if subject to the higher fees and expenses to be incurred by the Fund. These private accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the 1940 Act and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. Listed below the performance history for the Composite is a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.


    Annualized investment returns for the period ended August 31, 1997

                                                                   SINCE
                                         ONE YEAR                INCEPTION
                                         --------                ---------


    Composite Performance                 51.0%                    37.8%*
    Russell 2500 Index                    31.5%                    25.9%

* The Adviser commenced managing these accounts on May 1, 1995.


     The Russell 2500 Index represents the largest 3,000 companies domiciled in the United States minus the largest 500 companies as determined by the market value of such companies.


FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company
Service, or with the performance of the Russell 2500 Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY
INFORMATION OR MAKE ANY REPRESENTATIONS NOT
CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT
OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY      PROSPECTUS
REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY
THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH           DECEMBER 1, 1997
REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING (as revised May 29, 1998) BEEN AUTHORIZED BY RBB OR ITS DISTRIBUTOR. THIS
PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB
OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT LAWFULLY BE MADE.


               TABLE OF CONTENTS
                                             PAGE
                                             ----

FINANCIAL HIGHLIGHTS..........................  2
INTRODUCTION..................................  4
INVESTMENT OBJECTIVES AND POLICIES............  4
INVESTMENT LIMITATIONS........................  5
RISK FACTORS..................................  5
MANAGEMENT....................................  6
HOW TO PURCHASE SHARES........................  7            BOSTON PARTNERS
HOW TO REDEEM AND EXCHANGE                                       MID CAP
         SHARES...............................  8              VALUE FUND
NET ASSET VALUE............................... 10
DIVIDENDS AND DISTRIBUTIONS................... 11        (Institutional Shares)
TAXES    ..................................... 11
MULTI-CLASS STRUCTURE......................... 12
DESCRIPTION OF SHARES......................... 12
OTHER INFORMATION............................. 13



INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware


ADMINISTRATIVE SERVICES AGENT
Provident Distributors, Inc.
West Conshohocken, Pennsylvania

DISTRIBUTOR
Provident Distributors, Inc.
West Conshohocken, Pennsylvania


COUNSEL                                   bp
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania                BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                          --------------------------------------
INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania


(LOGO)
(GRAPHIC OMITTED)




         BOSTON PARTNERS MID CAP VALUE FUND                bp
                 (INSTITUTIONAL CLASS)                          BOSTON PARTNERS ASSET MANAGEMENT, L.P.
                                                                --------------------------------------


ACCOUNT APPLICATION
PLEASE NOTE:  Do not use this form to open a retirement plan account.  For an IRA application or help with this Application, please call 1-888-261-4073.


----------------   (Please check the appropriate box(es) below.)
| 1            |   [Checkbox] Individual     [Checkbox]  Joint Tenant    [Checkbox]  Other
| Account      |
| Registration:|   ----------------------------------------------------------------------------------------------------------------
----------------   Name                                                         SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                   ----------------------------------------------------------------------------------------------------------------
                   NAME OF JOINT OWNER JOINT                                                OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                   For joint  accounts,the  account  registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

--------------      UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
GIFT TO MINOR:
--------------     ----------------------------------------------------------------------------------------------------------------
                   NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                   ----------------------------------------------------------------------------------------------------------------
                   NAME OF MINOR (ONLY ONE PERMITTED)

                   ----------------------------------------------------------------------------------------------------------------
                   MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
------------------ ----------------------------------------------------------------------------------------------------------------
                   NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                                  NAME(S) OF TRUSTEE(S)

                   ----------------------------------------------------------------------------------------------------------------
                   TAXPAYER IDENTIFICATION NUMBER


----------------   ----------------------------------------------------------------------------------------------------------------
| 2            |   STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |   ----------------------------------------------------------------------------------------------------------------
----------------   CITY                                                          STATE                                ZIP CODE

                   ----------------------------------------------------------------------------------------------------------------
                   DAY PHONE NUMBER                                                                             EVENING PHONE NUMBER

----------------   Minimum initial investment of $100,000                        Amount of investment $____________
| 3            |
| Investment   |   Make the check payable to Boston Partners Mid Cap Value Fund.
| Information: |
----------------   Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

----------------
DISTRIBUTION       NOTE:  Dividends and capital gains may be reinvested or paid  by check.  If not options  are selected below, both
OPTIONS:           dividends and capital gains will be reinvested in additional Fund shares.
----------------
                           DIVIDENDS [Checkbox] Pay by check  [Checkbox] Reinvest  [Checkbox] CAPITAL GAINS  [Checkbox] Pay by check
                           [Checkbox] Reinvest


----------------   To  use  this  option, you  must initial the  appropriate  line  below. I  authorize the Transfer Agent to accept
| 4            |   instructions from any  persons to redeem or exchange shares in my account(s) by  telephone in accordance with the
| Telephone    |   procedures and conditions set forth in the Fund's current prospectus.
| Redemption:  |
----------------
                   --------------------------          --------------------------- Redeem shares, and send the proceeds to the
                       individual initial                      joint initial       address of record.

                   --------------------------          --------------------------- Exchange shares for shares of The Boston
                       individual initial                      joint initial       Partners Large Cap Value Fund or Boston
                                                                                   Partners Bond Fund.




----------------   The Automatic Investment Plan, which is available to shareholders of  the Fund, makes possible  regularly
| 5            |   scheduled purchases of Fund shares to  allow dollar-cost averaging. The  Fund's Transfer Agent can arrange for
| Automatic    |   an amount of money selected by you to be deducted from your checking account and used to purchase shares of the
| Investment   |   Fund.
| Plan:        |
----------------


                   Please debit $________ from my checking account (named below on or about the 20th of the month. Please attach an unsigned, voided check.
                              Monthly [Checkbox]  Every Alternate Month [Checkbox]   Quarterly [Checkbox]  Other [Checkbox]

---------------    -----------------------------------------------------------------------------------------------------------------
BANK OF RECORD:    BANK NAME                                                            STREET ADDRESS OR P.O. BOX
---------------
                   -----------------------------------------------------------------------------------------------------------------
                   CITY                                        STATE                                      ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                   BANK ABA NUMBER                                                             BANK ACCOUNT NUMBER



----------------   The undersigned  warrants that I (we) have fully authority and, if a natural person, I (we) am (are) of legal age
| 6            |   to purchase shares pursuant to this Account  Application,  and I (we) have received a current  prospectus for the
|              |   Fund in which I (we) am (are) investing.
| Signatures:  |   Under  the  Interest and  Dividend  Tax  Compliance  Act of  1983, the  Fund  is  required  to have the following
----------------   certification:
                   Under  penalties  of  perjury,  I  certify  that:
                   (1) The  number  shown  on  this  form is  my  correct taxpayer identification  number (or I am waiting for a number tobe issued to me), and
                   (2) I am not subject to backup  withholding  because (a) I am exempt from backup  withholding,  or (b) I have not been  notified by the  Internal  Revenue  Service  that I am subject to 31% backup  withholding  as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.


                   NOTE:  YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE  CURRENTLY  SUBJECT TO
                   BACKUP WITHHOLDING  BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL
                   REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY  PROVISION OF THIS  DOCUMENT  OTHER THAN THE  CERTIFICATION
                   REQUIRED TO AUDIT BACKUP WITHHOLDING.

                   -----------------------------------------------------------------------------------------------------------------
                   SIGNATURE OF APPLICANT                                                             DATE

                   -----------------------------------------------------------------------------------------------------------------
                   PRINT NAME                                                                   TITLE (IF APPLICABLE)

                   -----------------------------------------------------------------------------------------------------------------
                   SIGNATURE OF JOINT OWNER                                                           DATE


                   -----------------------------------------------------------------------------------------------------------------
                   PRINT NAME                                                                   TITLE (IF APPLICABLE)


                   (If you are signing for a  corporation,  you must  indicate  corporate  office or title.  If you wish  additional signatories on the account, please include a corporate resolution.  If signing as a fiduciary,  you must indicate capacity.)

                   For information on additional  options,  such as IRA  Applications,  rollover  requests for qualified  retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                   MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS MID CAP VALUE FUND
                                                                        C/O PFPC INC.
                                                                        P.O. BOX 8852
                                                                        WILMINGTON, DE  19899-8852


                       BOSTON PARTNERS MID CAP VALUE FUND
                                (INVESTOR CLASS)
                                       OF
                               THE RBB FUND, INC.

     Boston Partners Mid Cap Value Fund (the "Fund") is an investment portfolio of The RBB Fund, Inc. ("RBB"), an open-end management investment company. The shares of the Investor Class ("Shares") offered by this Prospectus represent interests in the Fund. The Fund is a diversified fund that seeks long-term growth of capital, with current income as a secondary objective, primarily through equity investments, such as common stocks. It seeks to achieve its objectives by investing at least 65% of its total assets in a diversified portfolio consisting of equity securities of issuers with a market capitalization of primarily between $200 million and $4 billion, and identified by Boston Partners Asset Management, L.P. (the "Adviser") as equity securities that possess value characteristics. The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to, price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.


     This Prospectus contains information that a prospective investor needs to know before investing. Please keep it for future reference. A Statement of
Additional  Information,  dated  December  1,  1997,  has  been  filed  with the
Securities and Exchange Commission and is incorporated by reference in this Prospectus. It may be obtained free of charge from the Fund by calling (888) 261-4073. The Prospectus and the Statement of Additional Information are available for reference, along with other related material on the SEC Internet Web Site (http://www.sec.gov).



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY PNC BANK, NATIONAL ASSOCIATION OR ANY OTHER BANK AND SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENTS IN SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------

PROSPECTUS                                                    December 1, 1997

                                                      (as revised May 29, 1998)

EXPENSE TABLE


     The following table illustrates annual operating expenses as a percentage of average daily net assets incurred by Investor Shares of the Fund (after fee waivers and expense reimbursements) during the fiscal period ended August 31, 1997, restated to reflect the expenses that the Fund expects to incur during the current fiscal year with respect to its Investor Shares. An example based on the summary is also shown.


ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)


           Management Fees (after waivers)*.........................    0.01%
           12b-1 Fees ..............................................    0.25%
           Other Expenses (after waivers and expense
             reimbursements)*........................................   0.99%
                                                                        -----
           Total Fund Operating Expenses (after waivers
             and expense reimbursements)*...........................    1.25%
                                                                        =====

   * In the absence of fee waivers and expense reimbursements, Management Fees would be 0.80%; Other Expenses would be 11.32%; and Total Fund Operating Expenses would be 12.37%. Management Fees and 12b-1 Fees are each based on average daily net assets and are calculated daily and paid monthly.



EXAMPLE

     An investor would pay the following expenses on a $1,000 investment in the Fund, assuming (1) a 5% annual return and (2) redemption at the end of each time period:


                                       ONE        THREE       FIVE        TEN
                                       YEAR       YEARS       YEARS       YEARS
                                       ----       -----       -----       -----
Boston Partners Mid Cap Value Fund     $13         $40         $69        $151

     The Fee Table is designed to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. (For more complete descriptions of the various costs and expenses, see "Management" and "Distribution of Shares" below.) The Fee Table reflects expense reimbursements and voluntary waivers of Management Fees and Other Expenses for the Fund, which are expected to be in effect during the current fiscal year. However, the Adviser and the Fund's service providers are under no obligation with respect to such fee waivers and expense reimbursements and there can be no assurance that any future expense reimbursements and waivers of Management Fees or Other Expenses will not vary from the figures reflected in the Fee Table.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

     The "Financial Highlights" presented below set forth certain investment results for shares of the Investor Class of the Fund for the period indicated. Shares of the Investor Class were first issued on June 2, 1997. The financial data included in this table should be read in conjunction with the financial statements and notes thereto and the unqualified report of the independent accountants thereon, which are incorporated by reference into the Statement of Additional Information. Further information about the performance of the Investor Class of the Fund is available in the Annual Report to Shareholders. Both the Statement of Additional Information and the Annual Report to Shareholders may be obtained from the Fund free of charge by calling the telephone number on page 1 of the prospectus.

                       BOSTON PARTNERS MID CAP VALUE FUND
           (FOR AN INVESTOR SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                        For the Period June
                                                          2, 1997* through
                                                          August 31, 1997
                                                          ---------------
                                                           INVESTOR CLASS
                                                           --------------

PER SHARE OPERATING PERFORMANCE**                             $ 10.00
                                                               ------
NET ASSET VALUE, BEGINNING OF PERIOD..................

Net investment income (1).............................           0.01
Net realized and unrealized gain on
investments(2)........................................           1.00
                                                                -----


Net increase in net assets resulting
from operations.......................................           1.01

NET ASSET VALUE, END OF PERIOD........................        $ 11.01
                                                               ======

Total investment return(3)............................          10.10%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000).......................         $598


Ratio of expenses to average net
  assets***(1)(4).....................................           1.10%
Ratio of net investment income to
  average net assets***(1)............................            .61%
PORTFOLIO TURNOVER RATE****...........................          21.80%
Average commission rate per share(5)..................          $0.0348


----------------------

  *      Commencement of operations.
 ** Calculated based on shares outstanding on the first and last day of the period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
***      Annualized.
****     Not annualized.
(1)      Reflects waivers and reimbursements.
(2) The amount shown for a share outstanding throughout the period is not in accord with the change in the aggregate gains and losses in investments during the period because of the timing of sales and repurchases of Fund shares in relation to fluctuating net asset value during the period.
(3) Total return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and will include reinvestments of dividends and distributions, if any. Total return is not annualized.

(4) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratio of expenses to average net assets annualized for the period ended August 31, 1997 would have been 12.37% for the Investor Class.

(5) Computed by dividing the total amount of commissions paid by the total number of shares purchased and sold during the period subject to such commissions.

INTRODUCTION
--------------------------------------------------------------------------------


     RBB is an open-end management investment company incorporated under the laws of the State of Maryland currently operating or proposing to operate twenty-six separate investment portfolios. The Shares offered by this Prospectus represents an interest in the Boston Partners Mid Cap Value Fund. RBB was incorporated in Maryland on February 29, 1988.



INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

     The Fund's investment objectives are to provide long-term growth of capital with current income as a secondary objective. The Fund seeks to achieve its objectives by investing, under normal market conditions, at least 65% of its total assets in a diversified portfolio consisting primarily of equity securities such as common stocks of issuers with a market capitalization of between $200 million and $4 billion, and identified by the Adviser as equity securities that possess value characteristics.

     The Adviser examines various factors in determining the value characteristics of such issuers, including but not limited to price to book value ratios and price to earnings ratios. These value characteristics are examined in the context of the issuer's operating and financial fundamentals such as return on equity, earnings growth and cash flow.

     The Adviser selects securities for the Fund based on a continuous study of trends in industries and companies, earnings power and growth and other investment criteria. In general, the Fund's investments are broadly diversified over a number of industries and, as a matter of policy, the Fund will not invest 25% or more of its total assets in any one industry.


     The Fund may invest up to 20% of its total assets in securities of foreign issuers. Investing in securities of foreign issuers involves considerations not typically associated with investing in securities of companies organized and operating in the United States. Foreign securities generally are denominated and pay dividends or interest in foreign currencies. The Fund may hold from time to time various foreign currencies pending their investment in foreign securities or their conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in exchange rates. There may be less publicly available information concerning foreign issuers than is available with respect to U.S. issuers. Foreign securities may not be registered with the U.S. Securities and Exchange Commission, and generally, foreign companies are not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to U.S. issuers. See "Investment Objectives and Policies--Foreign Securities" in the Statement of Additional Information.

     The Fund may invest the remainder of its total assets in equity securities of issuers with lower or higher capitalizations; derivative securities; debt securities issued by U.S. banks, corporations and other business organizations that are investment grade securities; and debt securities issued by the U.S. Government or government agencies.

     In accordance with the above-mentioned policies, the Fund may also invest in indexed securities, repurchase agreements, reverse repurchase agreements, dollar rolls, financial futures contracts, options on futures contracts and may lend portfolio securities. See "Investment Objectives and Policies" in the Statement of Additional Information.

     The Fund may invest in registered investment companies and investment funds in foreign countries subject to the provisions of the Investment Company Act of 1940, as amended (the "1940 Act") and as discussed in "Investment Objectives and Policies" in the Statement of Additional Information. If the Fund invests in such investment companies, the Fund will bear its proportionate share of the costs incurred by such companies, including investment advisory fees.

     While the Adviser intends to fully invest the Fund's assets at all times in accordance with the above-mentioned policies, the Fund reserves the right to hold up to 100% of its assets, as a temporary defensive measure, in cash and eligible U.S. dollar-denominated money market instruments. The Adviser will determine when market conditions warrant temporary defensive measures.

     The Fund's investment objectives and the policies described above may be changed by the RBB's Board of Directors without the affirmative vote of the holders of a majority of the outstanding Shares representing interests in the Fund.


INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

     The Fund may not change the following investment limitations without shareholder approval. (A complete list of the investment limitations that cannot be changed without such a vote of the shareholders is contained in the Statement of Additional Information under "Investment Objectives and Policies.")



         The Fund may not:

                  1. Purchase the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if immediately after and as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  2. Purchase any securities which would cause, at the time of purchase, more than 25% of the value of the total assets of the Fund to be invested in the obligations of issuers in any single industry, provided that there is no limitation with respect to investments in U.S. Government obligations.

                  3. Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements and dollar rolls for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets, except in connection with any such borrowing and then in amounts not in excess of one-third of the value of the Fund's total assets at the time of such borrowing. The Fund will not purchase securities while its aggregate borrowings (including reverse repurchase agreements, dollar rolls and borrowings from banks) are in excess of 5% of its total assets. Securities held in escrow or separate accounts in connection with the Fund's investment practices are not considered to be borrowings or deemed to be pledged for purposes of this limitation.

PORTFOLIO TURNOVER


     The Fund retains the right to sell securities irrespective of how long they have been held. The Adviser estimates that the annual turnover in the Fund will not exceed 150%. Such a relatively high portfolio turnover will be accompanied by relatively high transactional (i.e., brokerage) costs. It may also result in increased capital gains realized by the Fund and distributed to shareholders.



RISK FACTORS
--------------------------------------------------------------------------------

     As with other mutual funds, there can be no assurance that the Fund will achieve its objective. The net asset value per share of Shares representing interests in the Fund will fluctuate as the values of its portfolio securities change in response to changing conditions in the equity market. An investment in the Fund is not intended to constitute a balanced investment program. Other risk factors are discussed above under "Investment Objectives and Policies" and in the Statement of Additional Information under "Investment Objectives and Polices."

     Investment methods described in this Prospectus are among those which the Fund has the power to utilize. Some may be employed on a regular basis; others may not be used at all. Accordingly, reference to any particular method or technique carries no implication that it will be utilized or, if it is, that it will be successful.

MANAGEMENT
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

     The business and affairs of RBB and the Fund are managed under the direction of RBB's Board of Directors.

INVESTMENT ADVISER

     Boston Partners Asset Management, L.P., located at One Financial Center, 43rd Floor, Boston, Massachusetts 02111, serves as the Fund's investment adviser. The Adviser provides investment management and investment advisory services to investment companies and other institutional accounts that had aggregate total assets under management as of September 30, 1997, in excess of $12.5 billion. Boston Partners' general partner is Boston Partners, Inc., a company that acts as a general partner for investment advisers organized as limited partnerships.

     Subject to the supervision and direction of RBB's Board of Directors, the Adviser manages the Fund's portfolio in accordance with the Fund's investment objectives and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund. For its services to the Fund, the Adviser is paid a monthly advisory fee computed at an annual rate of 0.80% of the Fund's average daily net assets. The Adviser has notified RBB, however, that it intends to waive advisory fees in excess of 0.70% of the Fund's average daily net assets during the current fiscal year.

PORTFOLIO MANAGEMENT

     The day-to-day portfolio management of the Fund is the responsibility of Wayne J. Archambo who is a senior portfolio manager of the Adviser and a member of the Adviser's Equity Strategy Committee. Mr. Archambo oversees the investment activities of the Adviser's $300 million of mid-capitalizations value and $900 million of small cap value institutional equity assets under management. Prior to joining the Adviser in April 1995, Mr. Archambro was employed by The Boston Company Asset Management from 1989 through April 1995 where he was a senior portfolio manager and a member of the Firm's Equity Policy Committee. Mr.
Archambro has over 15 years of investment experience and is a Chartered Financial Analyst.

ADMINISTRATOR

     PFPC Inc. ("PFPC") serves as administrator to the Fund and generally assists the Fund in all aspects of its administration and operations, including matters relating to the maintenance of financial records and accounting. For its services, PFPC receives a fee calculated at an annual rate of .125% of the Fund's average daily net assets with a minimum annual fee of $75,000 payable monthly on a pro rata basis. PFPC has notified RBB, however, that it intends to waive one-half of its minimum annual fee during the current fiscal year.

TRANSFER AGENT, DIVIDEND DISBURSING AGENT, AND CUSTODIAN

     PNC Bank, National Association ("PNC Bank") serves as the Fund's custodian and PFPC serves as the Fund's transfer agent and dividend disbursing agent. The principal offices of PFPC, an indirect, wholly-owned subsidiary of PNC Bank, are located at 400 Bellevue Parkway, Wilmington, Delaware 19809. PFPC may enter into shareholder servicing agreements with registered broker-dealers who have entered into dealer agreements with the Distributor ("Authorized Dealers") for the provision of certain shareholder support services to customers of such Authorized Dealers who are shareholders of the Fund. The services provided and the fees payable by the Fund for these services are described in the Statement of Additional Information under "Investment Advisory, Distribution and Servicing Arrangements."

DISTRIBUTOR


     Provident Distributors, Inc. (the "Distributor"), with a principal business address at Four Falls Corporate Center, 6th Floor, West Conshohocken,
Pennsylvania 19428, acts as distributor for the Shares pursuant to a distribution agreement (the "Distribution Agreement") with RBB on behalf of the Shares.

EXPENSES

     The expenses of the Fund are deducted from its total income before dividends are paid. Any general expenses of RBB that are not readily identifiable as belonging to a particular investment portfolio of RBB will be allocated among all investment portfolios of RBB based upon the relative net assets of the investment portfolios. The Investor Class of the Fund pays its own distribution fees, and may pay a different share than the Institutional Class of other expenses (excluding advisory and custodial fees) if those expenses are actually incurred in a different amount by the Investor Class or if it receives different services.

     The Adviser may assume expenses of the Fund from time to time. To the extent any service providers assume expense of the Fund, such assumption of expenses will have the effect of lowering the Fund's overall expense ratio and increasing its yield to investors.


DISTRIBUTION OF SHARES
--------------------------------------------------------------------------------

     The Board of Directors of RBB has approved and adopted a Distribution Agreement and Plan of Distribution for the Shares (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Distributor is entitled to receive from the Fund a distribution fee with respect to the shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares. The actual amount of such compensation under the Plan is agreed upon by RBB's Board of Directors and by the Distributor in the Distribution Agreement. The Distributor may, in its discretion, from time to time waive voluntarily all or any portion of its distribution fee.

     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or  maintenance of the accounts of Shareholders,  and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Plan. The Distributor may delegate some or all of these functions to Service Agents. See "How to Purchase Shares -- Purchases Through Intermediaries."

     The Plan obligates the Fund, during the period it is in effect, to accrue and pay to the Distributor on behalf of the Shares the fee agreed to under the Distribution Agreement. Payments under the Plan are not tied exclusively to expenses actually incurred by the Distributor and the payments may exceed distribution expenses actually incurred.

PURCHASES THROUGH INTERMEDIARIES

     Shares of the Fund may be available through certain brokerage firms, financial institutions and other industry professionals (collectively, "Service Organizations"). Certain features of the Shares, such as the initial and subsequent investment minimums and certain trading restrictions, may be modified or waived by Service Organizations. Service Organizations may impose transaction or administrative charges or other direct fees, which charges and fees would not be imposed if Shares are purchased directly from the Fund. Therefore, a client or customer should contact the Service Organization acting on his behalf concerning the fees (if any) charged in connection with a purchase or redemption of Shares and should read this Prospectus in light of the terms governing his accounts with the Service Organization. Service Organizations will be responsible for promptly transmitting client or customer purchase and redemption orders to the Fund in accordance with their agreements with the Fund and with clients or customers. Service Organizations or, if applicable, their designees that have entered into agreements with the Fund or its agent may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Fund's pricing on the following Business Day. If payment is not received by such time, the Service Organization could be held liable for resulting fees or losses. The Fund will be deemed to have received a purchase or redemption order when a Service Organization, or, if applicable, its authorized designee, accepts a purchase or redemption order in good order. Orders received by the Fund in good order will be priced at the Fund's net asset value next computed after they are accepted by the Service Organization or its authorized designee.

     For administration, subaccounting, transfer agency and/or other services, Boston Partners, the Distributor or their affiliates may pay Service Organizations and certain recordkeeping organizations a fee of up to .35% (the "Service Fee") of the average annual value of accounts with the Fund maintained by such Service Organizations or recordkeepers. The Service Fee payable to any one Service Organization is determined based upon a number of factors, including the nature and quality of services provided, the operations processing requirements of the relationship and the standardized fee schedule of the Service Organization or recordkeeper.

     The Adviser, the Distributor or either of their affiliates may, at their own expense, provide promotional incentives for qualified recipients who support the sale of Shares, consisting of securities dealers who have sold Shares or others, including banks and other financial institutions, under special arrangements. Incentives may include opportunities to attend business meetings, conferences, sales or training programs for recipients, employees or clients and other programs or events and may also include opportunities to participate in advertising or sales campaigns and/or shareholder services and programs regarding one or more Boston Partners Funds. Travel, meals and lodging may also be paid in connection with these promotional activities. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of Shares.


HOW TO PURCHASE SHARES
--------------------------------------------------------------------------------

GENERAL

     Shares representing interests in the Fund are offered continuously for sale by the Distributor and may be purchased without imposition of a sales charge. Shares may be purchased initially by completing the application included in this Prospectus and forwarding the application to the Fund's transfer agent, PFPC. Purchases of Shares may be effected by wire to an account to be specified by PFPC or by mailing a check or Federal Reserve Draft, payable to the order of "The Boston Partners Mid Cap Value Fund," c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. The name of the Fund, Boston Partners Mid Cap Value Fund, must also appear on the check or Federal Reserve Draft. Shareholders may not purchase shares of the Boston Partners Mid Cap Value Fund with a check issued by a third party and endorsed over to the fund. Federal Reserve Drafts are available at national banks or any state bank which is a member of the Federal Reserve System. Initial investments in the Fund must be at least $2,500 and subsequent investments must be at least $100. The Fund reserves the right to suspend the offering of Shares for a period of time or to reject any purchase order.

     Shares may be purchased on any Business Day. A "Business Day" is any day that the New York Stock Exchange, Inc. (the "NYSE") is open for business. Currently, the NYSE is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday.

     The price paid for Shares purchased initially or acquired through the exercise of an exchange privilege is based on the net asset value next computed after a purchase order is received in good order by the Fund or its agents.
Orders received by the Fund or its agents prior to the close of the NYSE (generally 4:00 p.m. Eastern Time) are priced at that Business Day's net asset value. Orders received by the Fund or its agents after the close of the NYSE are priced at the net asset value next determined on the following Business Day. In those cases where an investor pays for Shares by check, the purchase will be effected at the net asset value next determined after the Fund or its agents receives the order and the completed application.

     Provided that the investment is at least $2,500, an investor may also purchase Shares by having his bank or his broker wire Federal Funds to PFPC. The Fund does not currently impose a service charge for effecting wire transfers,

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

                     (THIS PAGE INTENTIONALLY LEFT BLANK)
but reserves the right to do so in the future. An investor's bank or broker may impose a charge for this service. In order to ensure prompt receipt of an investor's Federal Funds wire for an initial investment, it is important that an investor follows these steps:

                  A. Telephone the Fund's transfer agent, PFPC, toll-free (888) 261-4073, and provide PFPC with your name, address, telephone number, Social Security or Tax Identification Number, the Fund selected, the amount being wired, and by which bank. PFPC will then provide an investor with a Fund account number. Investors with existing accounts should also notify PFPC prior to wiring funds.

                  B. Instruct your bank or broker to wire the specified amount, together with your assigned account number, to PFPC's account with PNC:

                           PNC Bank, N.A.
                           Philadelphia, PA 19103
                           ABA NUMBER: 0310-0005-3
                           CREDITING ACCOUNT NUMBER: 86-1108-2507
                           FROM: (name of investor)
                           ACCOUNT NUMBER: (Investor's account number with the Fund)
                           FOR PURCHASE OF: Boston Partners Mid Cap Value Fund
                           AMOUNT: (amount to be invested)

                  C. Fully complete and sign the application and mail it to the address shown thereon. PFPC will not process purchases until it receives a fully completed and signed application.

     For subsequent investments, an investor should follow steps A and B above.


AUTOMATIC INVESTING

     Additional investments in Shares may be made automatically by authorizing the Fund's transfer agent to withdraw funds from your bank account. Investors desiring to participate in the Automatic Investment Plan should call the Fund's transfer agent, PFPC, at (888)261-4073 to obtain the appropriate forms.

RETIREMENT PLANS

     Shares may be purchased in conjunction with individual retirement accounts ("IRAs") and rollover IRAs where PNC Bank acts as custodian. For further information as to applications and annual fees, contact the Fund's transfer agent, PFPC, at (888) 261-4073. To determine whether the benefits of an IRA are available and/or appropriate, a shareholder should consult with a tax adviser.


HOW TO REDEEM AND EXCHANGE SHARES
--------------------------------------------------------------------------------

REDEMPTION BY MAIL

     Shareholders may redeem for cash some or all of their Shares of the Fund at any time. To do so, a written request in proper form must be sent directly to Boston Partners Mid Cap Value Fund, c/o PFPC Inc., P.O. Box 8852, Wilmington, Delaware 19899-8852. There is no charge for a redemption.

     A request for redemption must be signed by all persons in whose names the Shares are registered. Signatures must conform exactly to the account registration. If the proceeds of the redemption would exceed $10,000, or if the proceeds are not to be paid to the record owner at the record address, or if the shareholder is a corporation, partnership, trust or fiduciary, signature(s) must be guaranteed according to the procedures described below under "Exchange Privilege."

     Generally, a properly signed written request with any required signature guarantee is all that is required for a redemption. In some cases, however, other documents may be necessary. In the case of shareholders holding share certificates, the certificates for the shares being redeemed must accompany the redemption request. Additional documentary evidence of authority is also required by the Fund's transfer agent in the event redemption is requested by a corporation, partnership, trust, fiduciary, executor or administrator.

SYSTEMATIC WITHDRAWAL PLAN

     If your account has a value of at least $10,000, you may establish a Systematic Withdrawal Plan and receive regular periodic payments. A request to establish a Systematic Withdrawal Plan must be submitted in writing to PFPC at P.O. Box 8852, Wilmington, Delaware 19899-8852. Each withdrawal redemption will be processed on or about the 25th of the month and mailed as soon as possible thereafter. There are no service charges for maintenance; the minimum amount that you may withdraw each period is $100. (This is merely the minimum amount allowed and should not be mistaken for a recommended amount.) The holder of a Systematic Withdrawal Plan will have any income dividends and any capital gains distributions reinvested in full and fractional shares at net asset value. To provide funds for payment, Shares will be redeemed in such amount as is necessary at the redemption price, which is net asset value next determined after the Fund's receipt of a redemption request. Redemption of Shares may reduce or possibly exhaust the Shares in your account, particularly in the event of a market decline. As with other redemptions, a redemption to make a withdrawal payment is a sale for federal income tax purposes. Payments made pursuant to a Systematic Withdrawal Plan cannot be considered as actual yield or income since part of such payments may be a return of capital.

     You will ordinarily not be allowed to make additional investments of less than the aggregate annual withdrawals under the Systematic Withdrawal Plan during the time you have the plan in effect and, while a Systematic Withdrawal Plan is in effect, you may not make periodic investments under the Automatic Investment Plan. You will receive a confirmation of each transaction showing the sources of the payment and the Share and cash balance remaining in your plan. The plan may be terminated on written notice by the shareholder or by the Fund and will terminate automatically if all Shares are liquidated or withdrawn from the account or upon the death or incapacity of the shareholder. You may change the amount and schedule of withdrawal payments or suspend such payments by giving written notice to the Fund's transfer agent at least seven Business Days prior to the end of the month preceding a scheduled payment.

INVOLUNTARY REDEMPTION

     The Fund reserves the right to redeem a shareholder's account at any time the net asset value of the account falls below $500 as the result of a redemption or an exchange request. Shareholders will be notified in writing that the value of their account is less than $500 and will be allowed 30 days to make additional investments before the redemption is processed.

PAYMENT OF REDEMPTION PROCEEDS

     In all cases, the redemption price is the net asset value per share next determined after the request for redemption is received in proper form by the Fund or its agents. Payment for Shares redeemed is made by check mailed within seven days after acceptance by the Fund or its agents of the request and any other necessary documents in proper order. Such payment may be postponed or the right of redemption suspended as permitted by the 1940 Act. If the Shares to be redeemed have been recently purchased by check, the Fund's transfer agent may delay mailing a redemption check, which may be a period of up to 15 days, pending a determination that the check has cleared. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act so that it is obligated to redeem its shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for any one shareholder of a portfolio.

EXCHANGE PRIVILEGE

     The exchange privilege is available to shareholders residing in any state in which the Shares being acquired may be legally sold. A shareholder may exchange Shares of the Fund for Investor Shares of the Boston Partners Large Cap

Value Fund or the Boston Partners Bond Fund subject to the restrictions described under "Exchange Privilege Limitations." Such exchange will be effected at the net asset value of the exchanged Fund and the net asset value of the Boston Partners Large Cap Value Fund or the Boston Partners Bond Fund next determined after receipt of a request for an exchange by the Fund or its agents. An exchange of Shares will be treated as a sale for federal income tax purposes. See "Taxes." A shareholder wishing to make an exchange may do so by sending a written request to PFPC.

     If the exchanging shareholder does not currently own Investor Shares of the Boston Partners Large Cap Value Fund or Boston Partners Bond Fund, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified in writing by the shareholder with all signatures guaranteed. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. The exchange privilege may be modified or terminated at any time, or from time to time, by RBB, upon 60 days' written notice to shareholders.

     If an exchange is to a new account in the Boston Partners Large Cap Value Fund or Boston Partners Bond Fund, the dollar value of Investor Shares acquired must equal or exceed RBB's minimum for a new account; if to an existing account, the dollar value must equal or exceed that Fund's minimum for subsequent investments. If any amount remains in the Fund from which the exchange is being made, such amount must not drop below the minimum account value required by the Fund.

EXCHANGE PRIVILEGE LIMITATIONS

     The Fund's exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transactions costs, the Fund has established a policy of limiting excessive exchange activity.



     Shareholders are entitled to six (6) exchange redemptions (at least 30 days apart) from the Fund during any twelve-month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from the Boston Partners Large Cap Value Fund and Boston Partners Bond Fund) that is deemed to be disruptive to efficient portfolio management.


TELEPHONE TRANSACTIONS

     In order to request an exchange or redemption by telephone, a shareholder must have completed and returned an account application containing the appropriate telephone election. To add a telephone option to an existing account that previously did not provide for this option, a Telephone Authorization Form must be filed with PFPC. This form is available from PFPC. Once this election has been made, the shareholder may simply contact PFPC by telephone to request an exchange or redemption by calling (888) 261-4073. Neither RBB, the Fund, the Distributor, the Administrator nor any other Fund agent will be liable for any loss, liability, cost or expense for following RBB's telephone transaction procedures described below or for following instructions communicated by telephone that they reasonably believe to be genuine.

     RBB's telephone transaction procedures include the following measures: (1) requiring the appropriate telephone transaction privilege forms; (2) requiring the caller to provide the names of the account owners, the account's social security number and name of the Fund, all of which must match RBB's records; (3) requiring RBB's service representative to complete a telephone transaction form, listing all of the above caller identification information; (4) permitting exchanges only if the two account registrations are identical; (5) requiring that redemption proceeds be sent only by check to the account owners of record at the address of record, or by wire only to the owners of record at the bank account of record; (6) sending a written confirmation for each telephone transaction to the owners of record at the address of record within five (5) Business Days of the call; and (7) maintaining tapes of telephone transactions for six months, if the Fund elects to record shareholder telephone transactions. For accounts held of record by broker-dealers (other than the Distributor), financial institutions, securities dealers, financial planners and other industry professionals, additional documentation or information regarding the scope of a caller's authority is required. Finally, for telephone transactions in accounts held jointly, additional information regarding other account holders is required. Telephone transactions will not be permitted in connection with IRA or other retirement plan accounts or by an attorney-in-fact under a power of attorney.


NET ASSET VALUE
--------------------------------------------------------------------------------

     The net asset values for each class of a fund are calculated by adding the value of the proportionate interest of the class in a fund's cash, securities and other assets, deducting actual and accrued liabilities of the class and dividing the result by the number of outstanding shares of the class. The net asset values of each class are calculated separately from each other class. The net asset values are calculated as of the close of regular trading on the NYSE, generally 4:00 p.m. Eastern time on each Business Day.


     Valuation of securities held by the Fund is as follows: securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sale price that day; securities traded on a national securities exchange or on the NASDAQ National Market System for which there were no sales on that day and securities traded on other over-the-counter markets for which market quotations are readily available are valued at the mean of the bid and asked prices; and securities for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of RBB's Board of Directors. The amortized cost method of valuation may also be used with respect to debt obligations with sixty days or less remaining to maturity.

     With the approval of RBB's Board of Directors, the Fund may use a pricing service, bank or broker-dealer experienced in such matters to value the Fund's securities. A more detailed discussion of net asset value and security valuation is contained in the Statement of Additional Information.


DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

     The Fund will distribute substantially all of the net investment income and net realized capital gains, if any, of the Fund to the Fund's shareholders. All distributions are reinvested in the form of additional full and fractional Shares unless a shareholder elects otherwise.

     The Fund will declare and pay dividends from net investment income annually, and pays them in the calendar year in which they are declared, generally in December. Net realized capital gains (including net short-term capital gains), if any, will be distributed at least annually.


TAXES
--------------------------------------------------------------------------------

     The following discussion is only a brief summary of some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

     The Fund will elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this tax treatment, it will be relieved of federal income tax on amounts distributed to shareholders, but shareholders, unless otherwise exempt, will pay income or capital gains taxes on amounts so distributed (except distributions that are treated as a return of capital) regardless of whether such distributions are paid in cash or reinvested in additional shares.


     Distributions out of the "net capital gain" (the excess of net long-term capital gain over net short-term capital loss), if any, of the Fund, and out of the portion of such net capital gain that constitutes mid-term capital gain, will be taxed to shareholders as long-term capital gain or mid-term capital gain, as the case may be, regardless of the length of time a shareholder has held his Shares, whether such gain was reflected in the price paid for the Shares, or whether such gain was attributable to bonds bearing tax-exempt interest. All other distributions, to the extent they are taxable, are taxed to shareholders as ordinary income.

     RBB will send written notices to shareholders annually regarding the tax status of distributions made by the Fund. Dividends declared in December of any year payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders on December 31, provided such dividends are paid during January of the following year. The Fund intends to make sufficient actual or deemed distributions prior to the end of each calendar year to avoid liability for federal excise tax.

     Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time will reflect the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will nevertheless be taxed on the entire amount of the distribution received, although the distribution is, in effect, a return of capital.

     Shareholders who exchange shares representing interests in one Fund for shares representing interests in another Fund will generally recognize capital gain or loss for federal income tax purposes.

     Shareholders who are nonresident alien individuals, foreign trusts or estates, foreign corporations or foreign partnerships may be subject to different U.S. federal income tax treatment.


MULTI-CLASS STRUCTURE
--------------------------------------------------------------------------------


     The Fund offers one other class of shares, Institutional Shares, which is offered directly to institutional investors pursuant to a separate prospectus. Shares of each class represent equal pro rata interests in the Fund and accrue dividends and calculate net asset value and performance quotations in the same manner. The Fund will quote performance of Institutional Shares separately from Investor Shares. Because of different expenses paid by the Investor Shares, the total return on such shares can be expected, at any time, to be different than the total return on Institutional Shares. Information concerning Institutional Shares may be obtained by calling the Fund at (888) 261-4073.



DESCRIPTION OF SHARES
--------------------------------------------------------------------------------


     RBB has authorized capital of thirty billion shares of Common Stock, $.001 par value per share, of which 14.83 billion shares are currently classified into 91 different classes of Common Stock. See "Description of Shares" in the Statement of Additional Information.


     THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN RELATE PRIMARILY TO THE BOSTON PARTNERS MID CAP VALUE FUND AND DESCRIBE ONLY THE INVESTMENT OBJECTIVES AND POLICIES, OPERATIONS, CONTRACTS AND OTHER MATTERS RELATING TO THE BOSTON PARTNERS MID CAP VALUE FUND.

     Each share that represents an interest in the Fund has an equal proportionate interest in the assets belonging to the Fund with each other share that represents an interest in the Fund, even where a share has a different class designation than another share representing an interest in that portfolio. Shares of the Fund do not have preemptive or conversion rights. When issued for payment as described in this Prospectus, Shares will be fully paid and non-assessable.

     RBB currently does not intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. The law under certain circumstances provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more directors. To the extent required by law, RBB will assist in shareholder communication in such matters.

     Holders of Shares of the Fund will vote in the aggregate and not by class on all matters, except where otherwise required by law. Further, shareholders of all investment portfolios of RBB will vote in the aggregate and not by portfolio except as otherwise required by law or when RBB's Board of Directors determines that the matter to be voted upon affects only the interests of the shareholders of a particular investment portfolio. (See the Statement of Additional
Information under "Additional Information Concerning Fund Shares" for examples when the 1940 Act requires voting by investment portfolio or by class.) Shareholders of the Fund are entitled to one vote for each full share held (irrespective of class or portfolio) and fractional votes for fractional shares held. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of Common Stock of the Fund may elect all of the directors.


     As of November 15, 1997, to the Fund's knowledge, no person held of record or beneficially 25% or more of the outstanding shares of all classes of RBB.



OTHER INFORMATION
--------------------------------------------------------------------------------

REPORTS AND INQUIRIES

     Shareholders  will receive  unaudited  semi-annual  reports  describing the
Fund's investment operations and annual financial statements audited by independent accountants. Shareholder inquiries should be addressed to PFPC Inc., the Fund's transfer agent, Bellevue Park Corporate Center, 400 Bellevue Parkway, Wilmington, Delaware 19809, toll-free (888) 261-4073.

SHARE CERTIFICATES

     In  the  interest  of  economy  and  convenience,   physical   certificates
representing shares in the Fund are not normally issued.

HISTORICAL PERFORMANCE INFORMATION

     For the period from commencement of operations (June 2, 1997) through August 31, 1997, the total return (not annualized) for the Investor Class of Shares of the Fund was as follows:


         Unannualized investment returns for the period ended August 31, 1997


                                                                 Since
                                                               INCEPTION
                                                               ---------
         Boston Partners Mid Cap Value Fund
         (Investor Shares)................................       10.10%


     The total return assumes the reinvestment of all dividends and capital gains and reflects investment advisory fee waivers and expense reimbursements in effect. Without these waivers and expense reimbursements, the Fund's performance would have been lower. Of course, past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that Shares, when redeemed, may be worth more or less than the original cost. For more information on performance, see "Performance Information" in the Statement of Additional Information.

     The table below presents the Composite performance history of certain of the Adviser's managed accounts on an annualized basis for the period ended August 31, 1997. The Composite is comprised of the Adviser's institutional accounts and other privately managed accounts with investment objectives, policies and strategies substantially similar to those of the Fund, although the accounts have longer operating histories than the Fund which commenced operations on June 2, 1997. The Composite performance information includes the reinvestment of dividends received in the underlying securities and reflects investment advisory fees. The privately managed accounts in the Composite are only available to the Adviser's institutional advisory clients. The past performance of the funds and accounts that comprise the Composite is not indicative of or a substitute for the future performance of the Fund. These accounts have lower investment advisory fees than the Fund and the Composite performance figures would have been lower if subject to the higher fees and expenses incurred by the Fund. These private accounts are not subject to the same investment limitations, diversification requirements and other restrictions which are imposed upon mutual funds under the 1940 Act and the Internal Revenue Code, which, if imposed, may have adversely affected the performance results of the Composite. Listed below the performance history for the Composite is the performance history for a comparative index comprised of securities similar to those in which accounts contained in the Composite are invested.

         Annualized investment returns for the period ended August 31, 1997

                                                                    Since
                                                 ONE YEAR         INCEPTION
                                                 --------         ---------
         Composite Performance..............      51.0%             37.8%*
         Russell 2500 Index.................      31.5%             25.9%


* The Adviser commenced managing these accounts on May 1, 1995.

     The Russell 2500 Index represents the largest 3000 companies domiciled in the United States minus the largest 500 companies as determined by the market value of such companies.


FUTURE PERFORMANCE INFORMATION

     From time to time, the Fund may advertise its performance, including comparisons to other mutual funds with similar investment objectives and to stock or other relevant indices. All such advertisements will show the average annual total return over one, five and ten year periods or, if such periods have not yet elapsed, shorter periods corresponding to the life of the Fund. Such total return quotations will be computed by finding the compounded average annual total return for each time period that would equate the assumed initial investment of $1,000 to the ending redeemable value, net of fees, according to a required standardized calculation. The standard calculation is required by the SEC to provide consistency and comparability in investment company advertising. The Fund may also from time to time include in such advertising an aggregate total return figure or a total return figure that is not calculated according to the standardized formula in order to compare more accurately the Fund's performance with other measures of investment return. For example, the Fund's total return may be compared with data published by Lipper Analytical Services, Inc., CDA Investment Technologies, Inc. or Weisenberger Investment Company
Service, or with the performance of the Russell 2500 Index. Performance information may also include evaluation of the Fund by nationally recognized ranking services and information as reported in financial publications such as BUSINESS WEEK, FORTUNE, INSTITUTIONAL INVESTOR, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL, THE NEW YORK TIMES, or other national, regional or local publications. All advertisements containing performance data will include a legend disclosing that such performance data represents past performance and that the investment return and principal value of an investment will fluctuate so that an investor's Shares, when redeemed, may be worth more or less than their original cost.

NO  PERSON  HAS  BEEN   AUTHORIZED   TO  GIVE  ANY
INFORMATION  OR  MAKE  ANY   REPRESENTATIONS   NOT
CONTAINED IN THIS PROSPECTUS OR IN RBB'S STATEMENT
OF ADDITIONAL  INFORMATION  INCORPORATED HEREIN BY
REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY
THIS  PROSPECTUS  AND,  IF  GIVEN  OR  MADE,  SUCH   PROSPECTUS
REPRESENTATIONS  MUST NOT BE RELIED UPON AS HAVING
BEEN  AUTHORIZED BY RBB OR ITS  DISTRIBUTOR.  THIS   DECEMBER 1, 1997
PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY RBB (as revised May 29, 1998) OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH
SUCH OFFERING MAY NOT LAWFULLY BE MADE.
             ------------------------


                 TABLE OF CONTENTS
                                             PAGE

FINANCIAL HIGHLIGHTS..........................  2
INTRODUCTION..................................  4
INVESTMENT OBJECTIVES AND POLICIES............  4
INVESTMENT LIMITATIONS........................  5
RISK FACTORS..................................  5
MANAGEMENT....................................  6
DISTRIBUTION OF SHARES........................  7   BOSTON PARTNERS
HOW TO PURCHASE SHARES........................  8   MID CAP VALUE FUND
HOW TO REDEEM AND EXCHANGE SHARES.............  9   (Investor Shares)
NET ASSET VALUE............................... 12
DIVIDENDS AND DISTRIBUTIONS................... 12
TAXES    ..................................... 12
MULTI-CLASS STRUCTURE......................... 13
DESCRIPTION OF SHARES......................... 13
OTHER INFORMATION............................. 14


INVESTMENT ADVISER
Boston Partners Asset Management, L.P.
Boston, Massachusetts

CUSTODIAN
PNC Bank, N.A.
Philadelphia, Pennsylvania

TRANSFER AGENT AND ADMINISTRATOR
PFPC Inc.
Wilmington, Delaware


DISTRIBUTOR                               bp
Provident Distributors, Inc.
West Conshohocken, Pennsylvania
                                          Boston Partners Asset Management, L.P.
                                          --------------------------------------
COUNSEL
Drinker Biddle & Reath LLP
Philadelphia, Pennsylvania


INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
Philadelphia, Pennsylvania


(LOGO)
(GRAPHIC OMITTED)


         BOSTON PARTNERS MID CAP VALUE FUND                                                  bp
                  (INVESTOR CLASS)                                                           BOSTON PARTNERS ASSET MANAGEMENT, L.P.



ACCOUNT APPLICATION
PLEASE NOTE:  Do not use this form to open a retirement plan account.  For an IRA application or help with this Application, please call 1-888-261-4073.


----------------   (Please check the appropriate box(es) below.)
| 1            |   [Checkbox] Individual     [Checkbox]  Joint Tenant    [Checkbox]  Other
| Account      |
| Registration:|   ----------------------------------------------------------------------------------------------------------------
----------------   Name                                                         SOCIAL SECURITY NUMBER OR TAX ID # OF PRIMARY OWNER

                   ----------------------------------------------------------------------------------------------------------------
                   NAME OF JOINT OWNER                                                JOINT OWNER SOCIAL SECURITY NUMBER OR TAX ID #
                   For joint  accounts,the  account  registrants will be joint tenants with right of survivorship and not tenants in common unless tenants in common or community property registrations are requested.

--------------      UNIFORM GIFTS/TRANSFER TO MINOR'S ACT
GIFT TO MINOR:
--------------     ----------------------------------------------------------------------------------------------------------------
                   NAME OF ADULT CUSTODIAN (ONLY ONE PERMITTED)

                   ----------------------------------------------------------------------------------------------------------------
                   NAME OF MINOR (ONLY ONE PERMITTED)

                   ----------------------------------------------------------------------------------------------------------------
                   MINOR'S SOCIAL SECURITY NUMBER AND DATE OF BIRTH

------------------
CORPORATION,
PARTNERSHIP, TRUST
OR OTHER ENTITY:
------------------ ----------------------------------------------------------------------------------------------------------------
                   NAME OF CORPORATION, PARTNERSHIP, OR OTHER                                                  NAME(S) OF TRUSTEE(S)

                   ----------------------------------------------------------------------------------------------------------------
                   TAXPAYER IDENTIFICATION NUMBER


----------------   ----------------------------------------------------------------------------------------------------------------
| 2            |   STREET OR P.O. BOX AND/OR APARTMENT NUMBER
| Mailing      |
| Address:     |   ----------------------------------------------------------------------------------------------------------------
----------------   CITY                                                          STATE                                ZIP CODE

                   ----------------------------------------------------------------------------------------------------------------
                           DAY PHONE NUMBER                                                                    EVENING PHONE NUMBER

----------------   Minimum initial investment of $100,000                        Amount of investment $____________
| 3            |
| Investment   |   Make the check payable to Boston Partners Mid Cap Value Fund.
| Information: |
----------------   Shareholders may not purchase shares of this Fund with a check issued by a third party and endorsed over to the Fund.

----------------
DISTRIBUTION       NOTE:  Dividends and capital gains may be reinvested or paid  by check.  If not options  are selected below, both
OPTIONS:           dividends and capital gains will be reinvested in additional Fund shares.
----------------
                           DIVIDENDS [Checkbox]   Pay by check [Checkbox]    Reinvest [Checkbox]  CAPITAL GAINS [Checkbox]
                           Pay by check [Checkbox]        Reinvest [Checkbox]


----------------
SYSTEMATIC         To select this portion please fill out the information below:
WITHDRAWAL
PLAN:              Amount ______________________________________________________             Startup Month _________________________
----------------
                   Frequency Options: Annually [Checkbox]    Monthly [Checkbox]    Quarterly [Checkbox]



                   -A minimum account value of $10,000 in a single account is required to establish a Systematic Withdrawal Plan
                   -Payments will be made on or near the 25th of the month
                   Please  check one of the following options:  ________ Please mail checks to Address of Record (Named in
                                                                                     Section 2)
                                                                ________ Please electronically credit my Bank of Record
                                                                                     (Named in Section 5)


----------------   To  use  this  option, you  must initial the  appropriate  line  below. I  authorize the Transfer Agent to accept
| 4            |   instructions from any  persons to redeem or exchange shares in my account(s) by  telephone in accordance with the
| Telephone    |   procedures and conditions set forth in the Fund's current prospectus.
| Redemption:  |
----------------
                   --------------------------          --------------------------- Redeem shares, and send the proceeds to the
                       individual initial                      joint initial       address of record.

                   --------------------------          --------------------------- Exchange shares for shares of The Boston
                       individual initial                      joint initial       Partners Large Cap Value Fund or Boston
                                                                                   Partners Bond Fund.




----------------   The Automatic  Investment  Plan, which is available  to  shareholders of  the  Fund, makes possible  regularly
| 5            |   scheduled purchases of Fund shares to  allow dollar-cost averaging. The  Fund's Transfer Agent can arrange for
| Automatic    |   an amount of money selected by you to be deducted from your checking account and used to purchase shares of the
| Investment   |   Fund.
| Plan:        |
----------------


                   Please debit $________ from my checking account (named below on or about the 20th of the month. Please attach an unsigned, voided check.
                              Monthly [Checkbox] Every Alternate Month [Checkbox]  Quarterly [Checkbox]   Other [Checkbox]

---------------    -----------------------------------------------------------------------------------------------------------------
BANK OF RECORD:    BANK NAME                                                            STREET ADDRESS OR P.O. BOX
---------------
                   -----------------------------------------------------------------------------------------------------------------
                   CITY                                        STATE                                      ZIP CODE

                   -----------------------------------------------------------------------------------------------------------------
                   BANK ABA NUMBER                                                             BANK ACCOUNT NUMBER



----------------   The undersigned  warrants that I (we) have fully authority and, if a natural person, I (we) am (are) of legal age
| 6            |   to purchase shares pursuant to this Account  Application,  and I (we) have received a current  prospectus for the
|              |   Fund in which I (we) am (are) investing.
| Signatures:  |   Under  the  Interest  and  Dividend  Tax  Compliance  Act of  1983, the  Fund  is required  to have the following
----------------   certification:
                   Under penalties of perjury, I certify that:
                   (1) The number shown on this form is my correct taxpayer  identification  number (or I am waiting for a number to be issued to me), and
                   (2) I am not subject to backup  withholding  because (a) I am exempt from backup  withholding,  or (b) I have not been  notified by the  Internal  Revenue  Service  that I am subject to 31% backup  withholding  as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding.


                   NOTE:  YOU MUST CROSS OUT ITEM (2) ABOVE IF YOU HAVE BEEN NOTIFIED BY THE IRS THAT YOU ARE  CURRENTLY  SUBJECT TO
                   BACKUP WITHHOLDING  BECAUSE YOU HAVE FAILED TO REPORT ALL INTEREST AND DIVIDENDS ON YOUR TAX RETURN. THE INTERNAL
                   REVENUE  SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY  PROVISION OF THIS  DOCUMENT  OTHER THAN THE  CERTIFICATION
                   REQUIRED TO AUDIT BACKUP WITHHOLDING.

                   -----------------------------------------------------------------------------------------------------------------
                   SIGNATURE OF APPLICANT                                                             DATE

                   -----------------------------------------------------------------------------------------------------------------
                   PRINT NAME                                                                   TITLE (IF APPLICABLE)

                   -----------------------------------------------------------------------------------------------------------------
                   SIGNATURE OF JOINT OWNER                                                           DATE


                   -----------------------------------------------------------------------------------------------------------------
                   PRINT NAME                                                                   TITLE (IF APPLICABLE)


                   (If you are signing for a  corporation,  you must  indicate  corporate  office or title.  If you wish  additional signatories on the account, please include a corporate resolution.  If signing as a fiduciary,  you must indicate capacity.)

                   For information on additional  options,  such as IRA  Applications,  rollover  requests for qualified  retirement plans, or for wire instructions, please call us at 1-888-261-4073.

                   MAIL COMPLETED ACCOUNT APPLICATION AND CHECK TO:     THE BOSTON PARTNERS MID CAP VALUE FUND
                                                                        C/O PFPC INC.
                                                                        P.O. BOX 8852
                                                                        WILMINGTON, DE  19899-8852
